Document and Entity information	12 Months Ended
Dec. 31, 2010
Entity Registrant Name	LIBERTY PROPERTY TRUST
Entity Central Index Key	0000921112
Document Type	8-K
Document Period End Date	Jun 30, 2011
Amendment Flag	false
LIBERTY PROPERTY LIMITED PARTNERSHIP
Entity Registrant Name	LIBERTY PROPERTY LIMITED PARTNERSHIP
Entity Central Index Key	0000921113

Consolidated Balance Sheets (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Real estate:
Land and land improvements	$ 864,797	$ 848,988
Building and improvements	4,420,662	4,283,250
Less accumulated depreciation	(1,090,685)	(970,935)
Operating real estate	4,194,774	4,161,303
Development in progress	0	66,714
Land held for development	209,253	218,633
Net real estate	4,404,027	4,446,650
Cash and cash equivalents	108,409	237,446	15,794	37,989
Restricted cash	49,526	42,232
Accounts receivable	6,898	6,057
Deferred rent receivable	108,933	95,527
Deferred financing and leasing costs, net	141,464	134,309
Investments in and advances to unconsolidated joint ventures	171,916	175,584
Assets held for sale	0	5,564
Prepaid expenses and other assets	71,660	85,574
Total assets	5,062,833	5,228,943
LIABILITIES
Mortgage loans	320,679	473,993
Unsecured notes	2,039,143	1,842,882
Credit facility	0	140,000
Accounts payable	23,652	31,195
Accrued interest	29,821	31,251
Dividend and distributions payable	56,149	55,402
Other liabilities	154,837	171,051
Total liabilities	2,624,281	2,745,774
Liberty Property Trust shareholders' equity
Common shares of beneficial interest, $.001 par value, 183,987,000 shares authorized; 115,530,608 (includes 1,249,909 in treasury) and 113,875,211 (includes 1,249,909 in treasury) shares issued and outstanding as of December 31, 2010 and 2009, respectively	116	114
Additional paid-in capital	2,560,193	2,509,704
Accumulated other comprehensive (loss) income	(155)	2,339
Distributions in excess of net income	(426,017)	(337,911)
Common shares in treasury, at cost, 1,249,909 shares as of December 31, 2010 and 2009	(51,951)	(51,951)
Total Liberty Property Trust shareholders' equity	2,082,186	2,122,295
Limited partners' equity
Noncontrolling interest - consolidated joint ventures	786	621
Total equity	2,438,552	2,483,169	2,326,506	2,209,642
Total liabilities and equity	5,062,833	5,228,943
LIBERTY PROPERTY LIMITED PARTNERSHIP | Common Stock [Member]
Limited partners' equity
Limited partners' equity	67,621	72,294
Total equity	67,621	72,294	0	0
Common Stock [Member]
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership	67,621	72,294
Limited partners' equity
Total equity	116	114	101	93
LIBERTY PROPERTY LIMITED PARTNERSHIP | Preferred Stock [Member]
Limited partners' equity
Limited partners' equity	287,959	287,959
Total equity	287,959	287,959	0	0
Preferred Stock [Member]
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership	287,959	287,959
LIBERTY PROPERTY LIMITED PARTNERSHIP
Real estate:
Land and land improvements	864,797	848,988
Building and improvements	4,420,662	4,283,250
Less accumulated depreciation	(1,090,685)	(970,935)
Operating real estate	4,194,774	4,161,303
Development in progress	0	66,714
Land held for development	209,253	218,633
Net real estate	4,404,027	4,446,650
Cash and cash equivalents	108,409	237,446	15,794	37,989
Restricted cash	49,526	42,232
Accounts receivable	6,898	6,057
Deferred rent receivable	108,933	95,527
Deferred financing and leasing costs, net	141,464	134,309
Investments in and advances to unconsolidated joint ventures	171,916	175,584
Assets held for sale	0	5,564
Prepaid expenses and other assets	71,660	85,574
Total assets	5,062,833	5,228,943
LIABILITIES
Mortgage loans	320,679	473,993
Unsecured notes	2,039,143	1,842,882
Credit facility	0	140,000
Accounts payable	23,652	31,195
Accrued interest	29,821	31,251
Dividend and distributions payable	56,149	55,402
Other liabilities	154,837	171,051
Total liabilities	2,624,281	2,745,774
Noncontrolling interest - operating partnership
General partner's equity - common units, 115,530,608 and 113,875,211 units outstanding as of December 31, 2010 and 2009, respectively	2,082,186	2,122,295
Limited partners' equity
Noncontrolling interest - consolidated joint ventures	786	621
Total equity	2,438,552	2,483,169	1,945,516	1,800,969
Total liabilities and equity	$ 5,062,833	$ 5,228,943

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2010	Dec. 31, 2009
Liberty Property Trust shareholders' equity
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	183,987,000	183,987,000
Common shares, shares issued	115,530,608	113,875,211
Common shares, shares outstanding	115,530,608	113,875,211
Treasury stock, shares	1,249,909	1,249,909
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership, common units outstanding	3,928,733	4,011,354
Noncontrolling interest - operating partnership, preferred units outstanding	9,740,000	9,740,000
LIBERTY PROPERTY LIMITED PARTNERSHIP
Liberty Property Trust shareholders' equity
Common shares, shares outstanding	115,530,608	113,875,211
Noncontrolling interest - operating partnership
Noncontrolling interest - operating partnership, preferred units outstanding	9,740,000	9,740,000
Limited partners' equity
Limited partners' equity - common units outstanding	3,928,733	4,011,354

Consolidated Statements of Operations (USD $) In Thousands, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING REVENUE
Rental	$ 496,744	$ 488,812	$ 475,570
Operating expense reimbursement	212,412	210,230	209,267
Total operating revenue	709,156	699,042	684,837
OPERATING EXPENSE
Rental property	145,025	138,314	137,743
Real estate taxes	81,060	81,800	79,252
General and administrative	52,794	51,241	54,541
Depreciation and amortization	163,135	160,877	159,355
Total operating expenses	442,014	432,232	430,891
Operating income	267,142	266,810	253,946
OTHER INCOME (EXPENSE)
Interest and other income	9,992	11,420	13,331
Debt extinguishment gain		1,547	2,521
Interest expense	(143,144)	(142,745)	(145,711)
Total other income (expense)	(133,152)	(129,778)	(129,859)
Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges	133,990	137,032	124,087
Gain on property dispositions	4,616	1,687	10,572
Income taxes	(1,736)	(494)	(1,645)
Equity in earnings of unconsolidated joint ventures	2,296	2,161	2,805
Impairment charges - investment in unconsolidated joint ventures and other	(378)	(82,552)
Impairment charges - goodwill		(15,700)
Income from continuing operations	138,788	42,134	135,819
Discontinued operations (including net gain on property dispositions of $6,857, $17,859 and $23,519 for the years ended December 31, 2010, 2009 and 2008, respectively)	14,587	36,858	44,287
Net income	153,375	78,992	180,106
Noncontrolling interest - operating partnership	(25,448)	(23,125)	(27,681)
Noncontrolling interest - consolidated joint ventures	(165)	509	(483)
Net income available to common shareholders	127,762	56,376	151,942
Basic:
Income from continuing operations	$ 1.01	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - basic	$ 1.13	$ 0.52	$ 1.62
Diluted:
Income from continuing operations	$ 1	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - diluted	$ 1.12	$ 0.52	$ 1.62
Weighted average number of common shares outstanding
Basic	112,924	107,550	93,615
Diluted	113,606	108,002	93,804
Amounts attributable to common shareholders
Income from continuing operations	113,664	20,819	109,528
Discontinued operations	14,098	35,557	42,414
Net income available to common shareholders	127,762	56,376	151,942
LIBERTY PROPERTY LIMITED PARTNERSHIP
OPERATING REVENUE
Rental	496,744	488,812	475,570
Operating expense reimbursement	212,412	210,230	209,267
Total operating revenue	709,156	699,042	684,837
OPERATING EXPENSE
Rental property	145,025	138,314	137,743
Real estate taxes	81,060	81,800	79,252
General and administrative	52,794	51,241	54,541
Depreciation and amortization	163,135	160,877	159,355
Total operating expenses	442,014	432,232	430,891
Operating income	267,142	266,810	253,946
OTHER INCOME (EXPENSE)
Interest and other income	9,992	11,420	13,331
Debt extinguishment gain		1,547	2,521
Interest expense	(143,144)	(142,745)	(145,711)
Total other income (expense)	(133,152)	(129,778)	(129,859)
Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges	133,990	137,032	124,087
Gain on property dispositions	4,616	1,687	10,572
Income taxes	(1,736)	(494)	(1,645)
Equity in earnings of unconsolidated joint ventures	2,296	2,161	2,805
Impairment charges - investment in unconsolidated joint ventures and other	(378)	(82,552)
Impairment charges - goodwill		(15,700)
Income from continuing operations	138,788	42,134	135,819
Discontinued operations (including net gain on property dispositions of $6,857, $17,859 and $23,519 for the years ended December 31, 2010, 2009 and 2008, respectively)	14,587	36,858	44,287
Net income	153,375	78,992	180,106
Noncontrolling interest - consolidated joint ventures	(165)	509	(483)
Preferred unit distributions	(21,012)	(21,012)	(21,012)
Net income available to common shareholders	132,198	58,489	158,611
Basic:
Income from continuing operations	$ 1.01	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - basic	$ 1.13	$ 0.52	$ 1.62
Diluted:
Income from continuing operations	$ 1	$ 0.19	$ 1.17
Income from discontinued operations	$ 0.12	$ 0.33	$ 0.45
Income per common share - diluted	$ 1.12	$ 0.52	$ 1.62
Weighted average number of common shares outstanding
Basic	116,871	111,568	97,805
Diluted	117,553	112,020	97,994
Amounts attributable to common shareholders
Net income available to common shareholders	132,198	58,489	158,611
Net income allocated to general partners	127,762	56,376	151,942
Net income allocated to limited partners	$ 25,448	$ 23,125	$ 27,681

Consolidated Statements of Operations (Parenthetical) (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Net gain on property dispositions included in discontinued operations	$ 6,857	$ 17,859	$ 23,519
LIBERTY PROPERTY LIMITED PARTNERSHIP
Net gain on property dispositions included in discontinued operations	$ 6,857	$ 17,859	$ 23,519

Consolidated Statement of Equity (USD $) In Thousands	Total	LIBERTY PROPERTY LIMITED PARTNERSHIP	GENERAL PARTNER'S EQUITY LIBERTY PROPERTY LIMITED PARTNERSHIP	TOTAL LIBERTY PROPERTY TRUST SHAREHOLDERS' EQUITY	PREFERRED UNITS LIBERTY PROPERTY LIMITED PARTNERSHIP	ADDITIONAL PAID-IN CAPITAL	COMMON SHARES HELD IN TREASURY	DISTRIBUTIONS IN EXCESS OF NET INCOME	ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	NONCONTROLLING INTEREST LIBERTY PROPERTY LIMITED PARTNERSHIP	NONCONTROLLING INTEREST- CONSOLIDATED JOINT VENTURES	NONCONTROLLING INTEREST - OPERATING PARTNERSHIP - COMMON	NONCONTROLLING INTEREST - OPERATING PARTNERSHIP - PREFERRED	COMMON SHARES OF BENEFICIAL INTEREST	COMMON SHARES OF BENEFICIAL INTEREST LIBERTY PROPERTY LIMITED PARTNERSHIP
Beginning Balance at Dec. 31, 2007	$ 2,209,642	$ 1,800,969	$ 1,800,452	$ 1,837,025	$ 0	$ 1,984,145	$ (51,951)	$ (116,640)	$ 21,378	$ 517	$ 517	$ 84,140	$ 287,960	$ 93	$ 0
Net proceeds from the issuance of common shares	206,223			206,223		206,215								8
Contributions from partners		215,375	215,375
Distributions to partners		(220,893)	(221,023)							130
Net income	180,106	180,106	151,942	151,942				151,942		483	483	6,669	21,012
Net income not including limited partners equity		152,425
Contributions	176											176
Distributions	(252,037)			(221,023)				(221,023)			130	(10,131)	(21,013)
Noncash compensation	9,152			9,152		9,152
Foreign currency translation adjustment	(26,756)	(26,756)	(26,756)	(26,756)					(26,756)
Redemption of noncontrolling interests - common units				2,216		2,216						(2,216)
Redemption of limited partners common units for common shares		24,396	24,396
Ending Balance at Dec. 31, 2008	2,326,506	1,945,516	1,944,386	1,958,779	0	2,201,728	(51,951)	(185,721)	(5,378)	1,130	1,130	78,638	287,959	101	0
Net proceeds from the issuance of common shares	293,858			293,858		293,845								13
Transfer of noncontrolling interests to permanent equity		380,990			287,959										93,031
Contributions from partners		306,763	306,763
Distributions to partners		(237,091)	(208,566)		(21,012)										(7,513)
Net income	78,992	78,992	56,376	56,376	21,012			56,376		(509)	(509)	2,113	21,012		2,113
Distributions	(237,091)			(208,566)				(208,566)				(7,513)	(21,012)
Noncash compensation	12,905			12,905		12,905
Foreign currency translation adjustment	7,999	7,999	7,717	7,717					7,717			282			282
Redemption of noncontrolling interests - common units				1,226		1,226						(1,226)
Redemption of limited partners common units for common shares			15,619												(15,619)
Ending Balance at Dec. 31, 2009	2,483,169	2,483,169	2,122,295	2,122,295	287,959	2,509,704	(51,951)	(337,911)	2,339	621	621	72,294	287,959	114	72,294
Net proceeds from the issuance of common shares	37,416			37,416		37,414								2
Contributions from partners		49,011	49,011
Distributions to partners		(244,421)	(215,868)		(21,012)										(7,541)
Net income	153,375	153,375	127,762	127,762	21,012			127,762		165	165	4,436	21,012		4,436
Distributions	(244,421)			(215,868)				(215,868)				(7,541)	(21,012)
Noncash compensation	11,595			11,595		11,595
Foreign currency translation adjustment	(2,582)	(2,582)	(2,494)	(2,494)					(2,494)			(88)			(88)
Redemption of noncontrolling interests - common units				1,480		1,480						(1,480)
Redemption of limited partners common units for common shares			1,480												(1,480)
Ending Balance at Dec. 31, 2010	$ 2,438,552	$ 2,438,552	$ 2,082,186	$ 2,082,186	$ 287,959	$ 2,560,193	$ (51,951)	$ (426,017)	$ (155)	$ 786	$ 786	$ 67,621	$ 287,959	$ 116	$ 67,621

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
OPERATING ACTIVITIES
Net income	$ 153,375	$ 78,992	$ 180,106
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	174,013	172,575	175,236
Amortization of deferred financing costs	6,339	5,101	4,429
Impairment charges - investment in unconsolidated joint ventures and other	957	104,156	3,076
Debt extinguishment gain		(1,547)	(2,521)
Equity in earnings of unconsolidated joint ventures	(2,296)	(2,161)	(2,805)
Distributions from unconsolidated joint ventures	657	663	1,660
Gain on property dispositions	(12,052)	(25,450)	(37,167)
Noncash compensation	11,595	12,905	9,152
Changes in operating assets and liabilities:
Restricted cash	(7,294)	(1,189)	(10,903)
Accounts receivable	4,059	4,191	(264)
Deferred rent receivable	(13,581)	(13,414)	(13,482)
Prepaid expenses and other assets	(7,597)	3,699	(35,189)
Accounts payable	(7,399)	(1,099)	(10,913)
Accrued interest	(1,430)	(5,223)	(3,251)
Other liabilities	(389)	(29,338)	4,821
Net cash provided by operating activities	298,957	302,861	261,985
INVESTING ACTIVITIES
Investment in properties	(123,839)	(58,871)	(55,273)
Investments in and advances to unconsolidated joint ventures	(1,870)	(5,132)	(8,410)
Distributions from unconsolidated joint ventures	6,776	20,721	66,660
Net proceeds from disposition of properties/land	35,934	190,534	378,943
Net proceeds from (advances on) grant receivable/escrow	18,917	(23,238)	9,875
Investment in development in progress	(9,265)	(75,246)	(253,835)
Investment in land held for development	(6,086)	(29,391)	(47,906)
Increase in deferred leasing costs	(30,721)	(29,369)	(33,537)
Net cash (used in) provided by investing activities	(110,154)	(9,992)	56,517
FINANCING ACTIVITIES
Net proceeds from issuance of common shares	37,434	293,814	206,349
Proceeds from unsecured notes	366,000
Repayments of unsecured notes	(169,739)	(287,179)	(20,872)
Proceeds from mortgage loans	743	330,250	2,667
Repayments of mortgage loans	(156,890)	(54,864)	(46,452)
Proceeds from credit facility	338,500	199,150	572,300
Repayments on credit facility	(478,500)	(319,150)	(782,300)
Increase in deferred financing costs	(9,697)	(5,550)	(33)
Distributions paid on common shares	(215,083)	(201,984)	(231,325)
Distributions paid on units	(28,610)	(28,520)	(31,648)
Net cash used in financing activities	(315,842)	(74,033)	(331,314)
(Decrease) increase in cash and cash equivalents	(127,039)	218,836	(12,812)
(Decrease) increase in cash and cash equivalents related to foreign currency translation	(1,998)	2,816	(9,383)
Cash and cash equivalents at beginning of year	237,446	15,794	37,989
Cash and cash equivalents at end of year	108,409	237,446	15,794
LIBERTY PROPERTY LIMITED PARTNERSHIP
OPERATING ACTIVITIES
Net income	153,375	78,992	180,106
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	174,013	172,575	175,236
Amortization of deferred financing costs	6,339	5,101	4,429
Impairment charges - investment in unconsolidated joint ventures and other	957	104,156	3,076
Debt extinguishment gain		(1,547)	(2,521)
Equity in earnings of unconsolidated joint ventures	(2,296)	(2,161)	(2,805)
Distributions from unconsolidated joint ventures	657	663	1,660
Gain on property dispositions	(12,052)	(25,450)	(37,167)
Noncash compensation	11,595	12,905	9,152
Changes in operating assets and liabilities:
Restricted cash	(7,294)	(1,189)	(10,903)
Accounts receivable	4,059	4,191	(264)
Deferred rent receivable	(13,581)	(13,414)	(13,482)
Prepaid expenses and other assets	(7,597)	3,699	(35,189)
Accounts payable	(7,399)	(1,099)	(10,913)
Accrued interest	(1,430)	(5,223)	(3,251)
Other liabilities	(389)	(29,338)	4,821
Net cash provided by operating activities	298,957	302,861	261,985
INVESTING ACTIVITIES
Investment in properties	(123,839)	(58,871)	(55,273)
Investments in and advances to unconsolidated joint ventures	(1,870)	(5,132)	(8,410)
Distributions from unconsolidated joint ventures	6,776	20,721	66,660
Net proceeds from disposition of properties/land	35,934	190,534	378,943
Net proceeds from (advances on) grant receivable/escrow	18,917	(23,238)	9,875
Investment in development in progress	(9,265)	(75,246)	(253,835)
Investment in land held for development	(6,086)	(29,391)	(47,906)
Increase in deferred leasing costs	(30,721)	(29,369)	(33,537)
Net cash (used in) provided by investing activities	(110,154)	(9,992)	56,517
FINANCING ACTIVITIES
Proceeds from unsecured notes	366,000
Repayments of unsecured notes	(169,739)	(287,179)	(20,872)
Proceeds from mortgage loans	743	330,250	2,667
Repayments of mortgage loans	(156,890)	(54,864)	(46,452)
Proceeds from credit facility	338,500	199,150	572,300
Repayments on credit facility	(478,500)	(319,150)	(782,300)
Increase in deferred financing costs	(9,697)	(5,550)	(33)
Capital contributions	37,434	293,814	206,349
Distributions to partners	(243,693)	(230,504)	(262,973)
Net cash used in financing activities	(315,842)	(74,033)	(331,314)
(Decrease) increase in cash and cash equivalents	(127,039)	218,836	(12,812)
(Decrease) increase in cash and cash equivalents related to foreign currency translation	(1,998)	2,816	(9,383)
Cash and cash equivalents at beginning of year	237,446	15,794	37,989
Cash and cash equivalents at end of year	$ 108,409	$ 237,446	$ 15,794

Organization	12 Months Ended
Dec. 31, 2010
ORGANIZATION
1. ORGANIZATION
Liberty Property Trust (the “Trust”) is a self-administered and self-managed Maryland real estate investment trust (a “REIT”). Substantially all of the Trust’s assets are owned directly or indirectly, and substantially all of the Trust’s operations are conducted directly or indirectly, by its subsidiary, Liberty Property Limited Partnership, a Pennsylvania limited partnership (the “Operating Partnership” and, together with the Trust and their consolidated subsidiaries, the “Company”). The Trust is the sole general partner and also a limited partner of the Operating Partnership, owning 96.7% of the common equity of the Operating Partnership at December 31, 2010. The Company provides leasing, property management, development, acquisition, and other tenant-related services for a portfolio of industrial and office properties which are located principally within the Mid-Atlantic, Southeastern, Midwestern and Southwestern United States and the United Kingdom.
All square footage amounts are unaudited.

LIBERTY PROPERTY LIMITED PARTNERSHIP
ORGANIZATION
1. ORGANIZATION
Liberty Property Trust (the “Trust”) is a self-administered and self-managed Maryland real estate investment trust (a “REIT”). Substantially all of the Trust’s assets are owned directly or indirectly, and substantially all of the Trust’s operations are conducted directly or indirectly, by its subsidiary, Liberty Property Limited Partnership, a Pennsylvania limited partnership (the “Operating Partnership” and, together with the Trust and their consolidated subsidiaries, the “Company”). The Trust is the sole general partner and also a limited partner of the Operating Partnership, owning 96.7% of the common equity of the Operating Partnership at December 31, 2010. The Company provides leasing, property management, development, acquisition, and other tenant-related services for a portfolio of industrial and office properties which are located principally within the Mid-Atlantic, Southeastern, Midwestern and Southwestern United States and the United Kingdom.
All square footage amounts are unaudited.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“US GAAP”) requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements of the Company include the Trust, the Operating Partnership and wholly owned subsidiaries and those subsidiaries in which the Company owns a majority voting interest with the ability to control operations of the subsidiaries and where no approval, veto or other important rights have been granted to the noncontrolling shareholders. All significant intercompany transactions and accounts have been eliminated.
Reclassifications
Certain amounts from prior years have been reclassified to conform to current-year presentation.
Real Estate and Depreciation
The properties are recorded at cost and are depreciated using the straight line method over their estimated useful lives. The estimated useful lives are as follows:

Building and improvements	40 years (blended)
Capital improvements	15 – 20 years
Equipment	5 – 10 years
Tenant improvements	Term of the related lease
Expenditures directly related to the acquisition or improvement of real estate, including interest and other costs capitalized during development, are included in net real estate and are stated at cost. The capitalized costs include pre-construction costs essential to the development of the property, development and construction costs, interest costs, real estate taxes, development-related salaries and other costs incurred during the period of development. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), effective January 1, 2009, certain acquisition-related costs are expensed as incurred. Expenditures for maintenance and repairs are charged to operations as incurred.
In accordance with ASC 805, the Company allocates the purchase price of real estate acquired to land, building and improvements and intangibles based on the relative fair value of each component. The value ascribed to in-place leases is based on the rental rates for the existing leases compared to market rent for leases of similar terms and present valuing the difference based on market interest rates. Origination values are also assigned to in-place leases, and, where appropriate, value is assigned to customer relationships. The Company depreciates the amounts allocated to building and improvements over 40 years and the amounts allocated to intangibles relating to in-place leases, which are included in deferred financing and leasing costs and other liabilities in the accompanying consolidated balance sheets, over the remaining term of the related leases.
Once a property is designated as held for sale, no further depreciation expense is recorded. Operations for properties identified as held for sale and/or sold where no continuing involvement exists are presented in discontinued operations for all periods presented.
The Company evaluates its real estate investments upon occurrence of a significant adverse change in its operations to assess whether any impairment indicators are present that affect the recovery of the recorded value. If any real estate investment is considered impaired, a loss is recognized to reduce the carrying value of the property to its estimated fair value.
Investments in Unconsolidated Joint Ventures
The Company accounts for its investments in unconsolidated joint ventures using the equity method of accounting as the Company exercises significant influence, but does not control these entities. Under the equity method of accounting, the net equity investment of the Company is reflected in the accompanying consolidated balance sheets and the Company’s share of net income from the joint ventures is included in the accompanying consolidated statements of operations.
On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment is impaired only if management’s estimate of the value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. The estimated fair value of the investments is determined using a discounted cash flow model which is a Level III valuation under FASB ASC 820, “Fair Value Measurements and Disclosures.” The Company considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, operating costs, capitalization rates, holding periods and discount rates. As these factors are difficult to predict and are subject to future events that may alter management’s assumptions, the values estimated by management in its impairment analyses may not be realized.
During the year ended December 31, 2009, the Company recognized impairment charges related to the decline in the fair values below the carrying values of certain of the Company’s investments in unconsolidated joint ventures. The Company considered the decline in fair value below the carrying value of  $78.8 million to be other-than-temporary. The investment in unconsolidated joint ventures was impaired for the following reportable segments as of December 31, 2009 (in thousands):

Impairment
Reportable Segment	Amount
Central	$6,963
Metro	64,060
United Kingdom	7,779

Total	$78,802

No impairment losses on unconsolidated joint ventures were recognized during the years ended December 31, 2010 or 2008.
Cash and Cash Equivalents
Highly liquid investments with a maturity of three months or less when purchased are classified as cash equivalents.
Restricted Cash
Restricted cash includes tenant security deposits and escrow funds that the Company maintains pursuant to certain mortgage loans. Restricted cash also includes the undistributed proceeds from the sale of residential land in Kent County, United Kingdom.
Accounts Receivable/Deferred Rent Receivable
The Company’s accounts receivable are comprised of rents and charges for property operating costs due from tenants. The Company’s deferred rent receivable represents the cumulative difference between rent revenue recognized on a straight line basis and contractual payments due under the terms of tenant leases. The Company periodically performs a detailed review of amounts due from tenants to determine if accounts receivable and deferred rent receivable balances are collectible. Based on this review, accounts receivable and deferred rent receivable are reduced by an allowance for doubtful accounts. The Company considers tenant credit quality and payment history and general economic conditions in determining the allowance for doubtful accounts. If the accounts receivable balance or the deferred rent receivable balance is subsequently deemed uncollectible, the receivable and allowance for doubtful account balance are written off.
A significant tenant has entered into a forbearance agreement with the Company. The forbearance agreement provides for the deferral of the tenant’s monthly obligation of  $467,000 for the period from December 1, 2010 through June 30, 2011. The Company has reviewed its situation with this tenant and based upon this review and the review of its other tenants, provisions are established, and an allowance for doubtful accounts for estimated losses resulting from the inability of its tenants to make required rental payments is maintained.
The allowance for doubtful accounts at December 31, 2010 and 2009 was  $11.3 million and  $11.1 million, respectively. The Company’s bad debt expense for the years ended December 31, 2010, 2009 and 2008 was  $3.9 million,  $4.3 million and  $4.8 million, respectively.
Goodwill
Goodwill represents the amounts paid in excess of the fair value of the net assets acquired in connection with the acquisition of Republic Property Trust in October 2007. Pursuant to FASB ASC 350, “Intangible — Goodwill and Other” (“ASC 350”), goodwill is not amortized to expense but rather is analyzed for impairment. In conjunction with the purchase of Republic Property Trust, goodwill and other intangibles of  $15.7 million were recorded. The goodwill was assigned to the Northern Virginia/Washington, D.C. operation (“reporting unit”) which is part of the Metro reportable segment and was included in prepaid expenses and other assets on the Company’s consolidated balance sheets. The Company assessed goodwill for impairment annually in November and in interim periods if certain events occurred indicating the carrying value may be impaired. The Company performed its analysis for potential impairment of goodwill in accordance with ASC 350, which requires that a two-step impairment test be performed on goodwill. In the first step, the fair value of the reporting unit is compared to its carrying value. The estimated fair value of the reporting unit is determined using a discounted cash flow model which considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, and operating costs. If the fair value exceeds its carrying value, goodwill is not impaired, and no further testing is required. If the carrying value of the reporting unit exceeds its fair value, then a second step must be performed in order to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill. If the carrying value of goodwill exceeds its implied fair value then an impairment loss is recorded equal to the difference. An impairment loss of  $15.7 million was recognized during the year ended December 31, 2009 and there is no longer any goodwill in the Company’s consolidated balance sheets. No impairment loss related to goodwill was recognized during the year ended December 31, 2008.
Revenues
The Company earns rental income under operating leases with tenants. Rental income is recognized on a straight line basis over the applicable lease term. Operating expense reimbursements consisting of amounts due from tenants for real estate taxes, utilities and other recoverable costs are recognized as revenue in the period in which the corresponding expenses are incurred.
Termination fees (included in rental revenue) are fees that the Company has agreed to accept in consideration for permitting certain tenants to terminate their lease prior to the contractual expiration date. The Company recognizes termination fees in accordance with Securities and Exchange Commission Staff Accounting Bulletin 104, “Revenue Recognition,” when the following conditions are met:
a)	the termination agreement is executed,
b)	the termination fee is determinable,
c)	all landlord services pursuant to the terminated lease have been rendered, and
d)	collectability of the termination fee is assured.
Deferred Financing and Leasing Costs
Costs incurred in connection with financing or leasing are capitalized and amortized on a straight line basis over the term of the related loan or lease. Deferred financing cost amortization is reported as interest expense. Intangible assets related to acquired in-place leases are amortized over the terms of the related leases.
Costs Incurred for Preferred Unit Issuance
Costs incurred in connection with the Company’s preferred unit issuances are reflected as a reduction of noncontrolling interest-preferred units.
Income per Common Share
The following table sets forth the computation of basic and diluted income per common share updated to reflect discontinued operations as of March 31, 2011 (in thousands, except per share amounts):

	2010			2009
		Weighted			Weighted
		Average			Average
	Income	Shares	Per	Income	Shares	Per
	(Numerator)	(Denominator)	Share	(Numerator)	(Denominator)	Share

Basic income from continuing operations
Income from continuing operations net of noncontrolling interest	$113,664	112,924	$1.01	$20,819	107,550	$0.19

Dilutive shares for long-term compensation plans	—	682		—	452

Diluted income from continuing operations
Income from continuing operations net of noncontrolling interest and assumed conversions	113,664	113,606	$1.00	20,819	108,002	$0.19

Basic income from discontinued operations
Discontinued operations net of noncontrolling interest	14,098	112,924	$0.12	35,557	107,550	$0.33

Dilutive shares for long-term compensation plans	—	682		—	452

Diluted income from discontinued operations
Discontinued operations net of noncontrolling interest	14,098	113,606	$0.12	35,557	108,002	$0.33

Basic income per common share
Net income available to common shareholders	127,762	112,924	$1.13	56,376	107,550	$0.52

Dilutive shares for long-term compensation plans	—	682		—	452

Diluted income per common share
Net income available to common shareholders and assumed conversions	$127,762	113,606	$1.12	$56,376	108,002	$0.52

	2008
		Weighted
		Average
	Income	Shares	Per
	(Numerator)	(Denominator)	Share
Basic income from continuing operations
Income from continuing operations net of noncontrolling interest	$109,528	93,615	$1.17

Dilutive shares for long-term compensation plans	—	189

Diluted income from continuing operations
Income from continuing operations net of noncontrolling interest and assumed conversions	109,528	93,804	$1.17

Basic income from discontinued operations
Discontinued operations net of noncontrolling interest	42,414	93,615	$0.45

Dilutive shares for long-term compensation plans	—	189

Diluted income from discontinued operations
Discontinued operations net of noncontrolling interest	42,414	93,804	$0.45

Basic income per common share
Net income available to common shareholders	151,942	93,615	$1.62

Dilutive shares for long-term compensation plans	—	189

Diluted income per common share
Net income available to common shareholders and assumed conversions	$151,942	93,804	$1.62

Dilutive shares for long-term compensation plans represent the vested and unvested common shares outstanding during the year as well as the dilutive effect of outstanding options. The anti-dilutive options that were excluded from the computation of diluted income per common share in 2010, 2009 and 2008 were 1,433,000, 2,661,000 and 1,145,000, respectively.
During the year ended December 31, 2010, 315,000 common shares were issued upon the exercise of options.
During the year ended December 31, 2010, individuals acquired 83,000 common shares in exchange for the same number of common units. These individuals acquired these common units in connection with their contributions to the Operating Partnership of certain assets. The exchange of common shares for the common units is exempt from the registration requirement of the Securities Act of 1933, as amended, pursuant to Section 4(2) thereunder.
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued interest, dividends and distributions payable and other liabilities are reasonable estimates of fair values because of the short-term nature of these instruments. The fair value of the Company’s long-term debt, which is based on estimates by management and on rates quoted on December 31, 2010 for comparable loans, is greater than the aggregate carrying value by approximately  $189.0 million at December 31, 2010.
Income Taxes
The Company has elected to be taxed as a REIT under Sections 856 through 860 of the Internal Revenue Code of 1986, as amended (the “Code”). As a result, the Company generally is not subject to federal income taxation at the corporate level to the extent it distributes annually at least 100% of its REIT taxable income, as defined in the Code, to its shareholders and satisfies certain other organizational and operational requirements. The Company has met these requirements and, accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax on its taxable income at regular corporate rates (including any alternative minimum tax) and may not be able to qualify as a REIT for the four subsequent taxable years. Even as a REIT, the Company may be subject to certain state and local income and property taxes, and to federal income and excise taxes on undistributed taxable income.
Several of the Company’s subsidiaries are taxable REIT subsidiaries (each a “TRS”) and are subject to federal income taxes. In general, a TRS may perform additional services for tenants and generally may engage in real estate or non-real estate businesses that are not permitted REIT activities. The Company is also taxed in certain states, the United Kingdom, and Luxembourg. Accordingly, the Company has recognized federal, state and foreign income taxes in accordance with US GAAP, as applicable.
There are no uncertain tax positions or possibly significant unrecognized tax benefits that are reasonably expected to occur within the next 12 months. The Company’s policy is to recognize interest accrued related to unrecognized benefits in interest expense and penalties in other expense. There are no interest or penalties deducted in the current period and no interest and penalties accrued at December 31, 2010 and December 31, 2009.
Certain of the Company’s taxable REIT subsidiaries have net operating loss carryforwards available of approximately  $18.7 million. These carryforwards begin to expire in 2018. The Company has considered estimated future taxable income and has determined that a valuation allowance for the full carrying value of net operating loss carryforwards is appropriate.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, certain state and local jurisdictions, the United Kingdom and Luxembourg. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or United Kingdom and Luxembourg examinations by tax authorities for years before 2007.
The Federal tax cost basis of the real estate at December 31, 2010 was  $5.6 billion and at December 31, 2009 was  $5.4 billion.
Share Based Compensation
Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized as expense over the employees’ requisite service period.
Foreign Currency Translation
The functional currency of the Company’s United Kingdom operations is pounds sterling. The Company translates the financial statements for the United Kingdom operations into US dollars. Gains and losses resulting from this translation do not impact the results of operations and are included in accumulated other comprehensive (loss) income as a separate component of Liberty Property Trust’s shareholders’ equity. A proportionate amount of gain or loss is allocated to noncontrolling interest-common units. Accumulated other comprehensive (loss) income consists solely of the foreign currency translation adjustments described above. Other comprehensive (loss) income was ( $2.6) million,  $8.0 million and ( $26.8) million for the years ended December 31, 2010, 2009 and 2008, respectively. Upon sale or upon complete or substantially complete liquidation of the Company’s foreign investment, the gain or loss on the sale will include the cumulative translation adjustments that have been previously recorded in accumulated other comprehensive (loss) income and noncontrolling interest-common units.
Recently Issued Accounting Standards
Beginning in the first quarter of 2010, the Company is required to conduct an ongoing assessment to determine whether each entity in which it has an equity interest is a variable interest entity that should be consolidated if certain qualitative factors indicate that the Company has the controlling interest. This accounting change is required to be retroactively applied for all periods presented. The adoption of this requirement did not have a material impact on the Company’s financial statements.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“US GAAP”) requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.
Principles of Consolidation
The consolidated financial statements of the Company include the Operating Partnership and wholly owned subsidiaries and those subsidiaries in which the Company owns a majority voting interest with the ability to control operations of the subsidiaries and where no approval, veto or other important rights have been granted to the noncontrolling unitholders. All significant intercompany transactions and accounts have been eliminated.
Reclassifications
Certain amounts from prior years have been reclassified to conform to current-year presentation.
Real Estate and Depreciation
The properties are recorded at cost and are depreciated using the straight line method over their estimated useful lives. The estimated lives are as follows:

Building and Improvements	40 years (blended)
Capital improvements	15 – 20 years
Equipment	5 – 10 years
Tenant improvements	Term of the related lease
Expenditures directly related to the acquisition or improvement of real estate, including interest and other costs capitalized during development, are included in net real estate and are stated at cost. The capitalized costs include pre-construction costs essential to the development of the property, development and construction costs, interest costs, real estate taxes, development-related salaries and other costs incurred during the period of development. In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations” (“ASC 805”), effective January 1, 2009, certain acquisition-related costs are expensed as incurred. Expenditures for maintenance and repairs are charged to operations as incurred.
In accordance with ASC 805, the Company allocates the purchase price of real estate acquired to land, building and improvements and intangibles based on the relative fair value of each component. The value ascribed to in-place leases is based on the rental rates for the existing leases compared to market rent for leases of similar terms and present valuing the difference based on market interest rates. Origination values are also assigned to in-place leases, and, where appropriate, value is assigned to customer relationships. The Company depreciates the amounts allocated to building and improvements over 40 years and the amounts allocated to intangibles relating to in-place leases, which are included in deferred financing and leasing costs and other liabilities in the accompanying consolidated balance sheets, over the remaining term of the related leases.
Once a property is designated as held for sale, no further depreciation expense is recorded. Operations for properties identified as held for sale and/or sold where no continuing involvement exists are presented in discontinued operations for all periods presented.
The Company evaluates its real estate investments upon occurrence of a significant adverse change in its operations to assess whether any impairment indicators are present that affect the recovery of the recorded value. If any real estate investment is considered impaired, a loss is recognized to reduce the carrying value of the property to its estimated fair value.
Investments in Unconsolidated Joint Ventures
The Company accounts for its investments in unconsolidated joint ventures using the equity method of accounting as the Company exercises significant influence, but does not control these entities. Under the equity method of accounting, the net equity investment of the Company is reflected in the accompanying consolidated balance sheets and the Company’s share of net income from the joint ventures is included in the accompanying consolidated statements of operations.
On a periodic basis, management assesses whether there are any indicators that the value of the Company’s investments in unconsolidated joint ventures may be impaired. An investment is impaired only if management’s estimate of the value of the investment is less than the carrying value of the investment, and such decline in value is deemed to be other than temporary. To the extent impairment has occurred, the loss is measured as the excess of the carrying amount of the investment over the estimated fair value of the investment. The estimated fair value of the investments is determined using a discounted cash flow model which is a Level III valuation under FASB ASC 820, “Fair Value Measurements and Disclosures.” The Company considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, operating costs, capitalization rates, holding periods and discount rates. As these factors are difficult to predict and are subject to future events that may alter management’s assumptions, the values estimated by management in its impairment analyses may not be realized.
During the year ended December 31, 2009, the Company recognized impairment charges related to the decline in the fair values below the carrying values of certain of the Company’s investments in unconsolidated joint ventures. The Company considered the decline in fair value below the carrying value of  $78.8 million to be other-than-temporary. The investment in unconsolidated joint ventures was impaired for the following reportable segments as of December 31, 2009 (in thousands):

Impairment
Reportable Segment	Amount
Central	$6,963
Metro	64,060
United Kingdom	7,779

Total	$78,802

No impairment losses on unconsolidated joint ventures were recognized during the years ended December 31, 2010 or 2008.
Cash and Cash Equivalents
Highly liquid investments with a maturity of three months or less when purchased are classified as cash equivalents.
Restricted Cash
Restricted cash includes tenant security deposits and escrow funds that the Company maintains pursuant to certain mortgage loans. Restricted cash also includes the undistributed proceeds from the sale of residential land in Kent County, United Kingdom.
Accounts Receivable/Deferred Rent Receivable
The Company’s accounts receivable are comprised of rents and charges for property operating costs due from tenants. The Company’s deferred rent receivable represents the cumulative difference between rent revenue recognized on a straight line basis and contractual payments due under the terms of tenant leases. The Company periodically performs a detailed review of amounts due from tenants to determine if accounts receivable and deferred rent receivable balances are collectible. Based on this review, accounts receivable and deferred rent receivable are reduced by an allowance for doubtful accounts. The Company considers tenant credit quality and payment history and general economic conditions in determining the allowance for doubtful accounts. If the accounts receivable balance or the deferred rent receivable balance is subsequently deemed uncollectible, the receivable and allowance for doubtful account balance are written off.
A significant tenant has entered into a forbearance agreement with the Company. The forbearance agreement provides for the deferral of the tenant’s monthly obligation of  $467,000 for the period from December 1, 2010 through June 30, 2011. The Company has reviewed its situation with this tenant and based upon this review and the review of its other tenants, provisions are established, and an allowance for doubtful accounts for estimated losses resulting from the inability of its tenants to make required rental payments is maintained.
The allowance for doubtful accounts at December 31, 2010 and 2009 was  $11.3 million and  $11.1 million, respectively. The Company’s bad debt expense for the years ended December 31, 2010, 2009 and 2008 was  $3.9 million,  $4.3 million and  $4.8 million, respectively.
Goodwill
Goodwill represents the amounts paid in excess of the fair value of the net assets acquired in connection with the acquisition of Republic Property Trust in October 2007. Pursuant to FASB ASC 350, “Intangible — Goodwill and Other” (“ASC 350”), goodwill is not amortized to expense but rather is analyzed for impairment. In conjunction with the purchase of Republic Property Trust, goodwill and other intangibles of  $15.7 million were recorded. The goodwill was assigned to the Northern Virginia/Washington, D.C. operation (“reporting unit”) which is part of the Metro reportable segment and was included in prepaid expenses and other assets on the Company’s consolidated balance sheets. The Company assessed goodwill for impairment annually in November and in interim periods if certain events occurred indicating the carrying value may be impaired. The Company performed its analysis for potential impairment of goodwill in accordance with ASC 350, which requires that a two-step impairment test be performed on goodwill. In the first step, the fair value of the reporting unit is compared to its carrying value. The estimated fair value of the reporting unit is determined using a discounted cash flow model which considers a number of assumptions that are subject to economic and market uncertainties including, among others, demand for space, competition for tenants, changes in market rental rates, and operating costs. If the fair value exceeds its carrying value, goodwill is not impaired, and no further testing is required. If the carrying value of the reporting unit exceeds its fair value, then a second step must be performed in order to determine the implied fair value of the goodwill and compare it to the carrying value of the goodwill. If the carrying value of goodwill exceeds its implied fair value then an impairment loss is recorded equal to the difference. An impairment loss of  $15.7 million was recognized during the year ended December 31, 2009 and there is no longer any goodwill in the Company’s consolidated balance sheets. No impairment loss related to goodwill was recognized during the year ended December 31, 2008.
Revenues
The Company earns rental income under operating leases with tenants. Rental income is recognized on a straight line basis over the applicable lease term. Operating expense reimbursements consisting of amounts due from tenants for real estate taxes, utilities and other recoverable costs are recognized as revenue in the period in which the corresponding expenses are incurred.
Termination fees (included in rental revenue) are fees that the Company has agreed to accept in consideration for permitting certain tenants to terminate their lease prior to the contractual expiration date. The Company recognizes termination fees in accordance with Securities and Exchange Commission Staff Accounting Bulletin 104, “Revenue Recognition,” when the following conditions are met:
a)	the termination agreement is executed,
b)	the termination fee is determinable,
c)	all landlord services pursuant to the terminated lease have been rendered, and
d)	collectability of the termination fee is assured.
Deferred Financing and Leasing Costs
Costs incurred in connection with financing or leasing are capitalized and amortized on a straight line basis over the term of the related loan or lease. Deferred financing cost amortization is reported as interest expense. Intangible assets related to acquired in-place leases are amortized over the terms of the related leases.
Costs Incurred for Preferred Unit Issuance
Costs incurred in connection with the Company’s preferred unit issuances are reflected as a reduction of Limited partner’s equity — preferred units.
Income per Common Unit
The following table sets forth the computation of basic and diluted income per common unit updated to reflect discontinued operations as of March 31, 2011 (in thousands, except per unit amounts):

	2010			2009
		Weighted			Weighted
		Average			Average
	Income	Units	Per	Income	Units	Per
	(Numerator)	(Denominator)	Unit	(Numerator)	(Denominator)	Unit

Income from continuing operations net of noncontrolling interest	$138,623			$42,643
Less: Preferred unit distributions	(21,012)			(21,012)

Basic income from continuing operations
Income from continuing operations available to common unitholders	117,611	116,871	$1.01	21,631	111,568	$0.19

Dilutive units for long-term compensation plans	—	682		—	452

Diluted income from continuing operations
Income from continuing operations available to common unitholders and assumed conversions	117,611	117,553	$1.00	21,631	112,020	$0.19

Basic income from discontinued operations
Discontinued operations	14,587	116,871	$0.12	36,858	111,568	$0.33

Dilutive units for long-term compensation plans	—	682		—	452

Diluted income from discontinued operations
Discontinued operations	14,587	117,553	$0.12	36,858	112,020	$0.33

Basic income per common unit
Income available to common unitholders	132,198	116,871	$1.13	58,489	111,568	$0.52

Dilutive units for long-term compensation plans	—	682		—	452

Diluted income per common unit
Income available to common unitholders and assumed conversions	$132,198	117,553	$1.12	$58,489	112,020	$0.52

	2008
		Weighted
		Average
	Income	Units	Per
	(Numerator)	(Denominator)	Unit
Income from continuing operations net of noncontrolling interest	$135,336
Less: Preferred unit distributions	(21,012)

Basic income from continuing operations
Income from continuing operations available to common unitholders	114,324	97,805	$1.17

Dilutive units for long-term compensation plans	—	189

Diluted income from continuing operations
Income from continuing operations available to common unitholders and assumed conversions	114,324	97,994	$1.17

Basic income from discontinued operations
Discontinued operations	44,287	97,805	$0.45

Dilutive units for long-term compensation plans	—	189

Diluted income from discontinued operations
Discontinued operations	44,287	97,994	$0.45

Basic income per common unit
Income available to common unitholders	158,611	97,805	$1.62

Dilutive units for long-term compensation plans	—	189

Diluted income per common unit
Income available to common unitholders and assumed conversions	$158,611	97,994	$1.62

Dilutive units for long-term compensation plans represent the vested and unvested common units outstanding during the year as well as the dilutive effect of outstanding options. The anti-dilutive options that were excluded from the computation of diluted income per common unit in 2010, 2009 and 2008 were 1,433,000, 2,661,000 and 1,145,000, respectively.
During the year ended December 31, 2010, 315,000 common units were issued upon the exercise of options.
During the year ended December 31, 2010, individuals acquired 83,000 general partner’s equity - common units in exchange for the same number of limited partners’ equity — common units. These individuals acquired these limited partners’ equity — common units in connection with their contributions to the Operating Partnership of certain assets. The exchange of general partner’s equity — common units for the limited partners’ equity — common units is exempt from the registration requirement of the Securities Act of 1933, as amended, pursuant to Section 4(2) thereunder.
Fair Value of Financial Instruments
The carrying value of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued interest, distributions payable and other liabilities are reasonable estimates of fair values because of the short-term nature of these instruments. The fair value of the Company’s long-term debt, which is based on estimates by management and on rates quoted on December 31, 2010 for comparable loans, is greater than the aggregate carrying value by approximately  $189.0 million at December 31, 2010.
Income Taxes
In conformity with the Internal Revenue Code and applicable state and local tax statutes, taxable income or loss of the Operating Partnership is required to be reported in the tax returns of the partners in accordance with the terms of the Partnership Agreement. However, the Company is taxed in certain states, the United Kingdom and Luxembourg. Accordingly, the Company has recognized federal, state, local and foreign taxes in accordance with US GAAP, as applicable.
There are no uncertain tax positions or possibly significant unrecognized tax benefits that are reasonably expected to occur within the next 12 months. The Company’s policy is to recognize interest accrued related to unrecognized benefits in interest expense and penalties in other expense. There are no interest or penalties deducted in the current period and no interest and penalties accrued at December 31, 2010 and December 31, 2009.
Certain of the Company’s taxable REIT subsidiaries have net operating loss carryforwards available of approximately  $18.7 million. These carryforwards begin to expire in 2018. The Company has considered estimated future taxable income and has determined that a valuation allowance for the full carrying value of net operating loss carryforwards is appropriate.
The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction, certain state and local jurisdictions, the United Kingdom and Luxembourg. With few exceptions, the Company is no longer subject to U.S. federal, state, and local, or United Kingdom and Luxembourg examinations by tax authorities for years before 2007.
The Federal tax cost basis of the real estate at December 31, 2010 was  $5.6 billion and at December 31, 2009 was  $5.4 billion.
Foreign Currency Translation
The functional currency of the Company’s United Kingdom operations is pounds sterling. The Company translates the financial statements for the United Kingdom operations into US dollars. Gains and losses resulting from this translation do not impact the results of operations and are included in general partner’s equity — common units and limited partners’ equity-common units. Other comprehensive (loss) income was ( $2.6) million,  $8.0 million and ( $26.8) million for the years ended December 31, 2010, 2009 and 2008, respectively. Upon sale or upon complete or substantially complete liquidation of a foreign investment, the gain or loss on the sale will include the cumulative translation adjustments that have been previously recorded in limited partners’ equity-common units.
Recently Issued Accounting Standards
Beginning in the first quarter of 2010, the Company is required to conduct an ongoing assessment to determine whether each entity in which it has an equity interest is a variable interest entity that should be consolidated if certain qualitative factors indicate that the Company has the controlling interest. This accounting change is required to be retroactively applied for all periods presented. The adoption of this requirement did not have a material impact on the Company’s financial statements.

Real Estate	12 Months Ended
Dec. 31, 2010
REAL ESTATE
3. REAL ESTATE
The Company owns and operates industrial and office properties located principally in suburban mixed-use developments or business parks. The carrying value of these properties by type as of December 31, 2010 and 2009 is as follows (in thousands):

	Land	Buildings
	And Land	And		Accumulated
	Improvements	Improvements	Total	Depreciation
2010
Industrial properties	$387,079	$1,882,659	$2,269,738	$463,058
Office properties	477,718	2,538,003	3,015,721	627,627

2010 Total	$864,797	$4,420,662	$5,285,459	$1,090,685

2009
Industrial properties	$375,630	$1,841,359	$2,216,989	$417,694
Office properties	473,358	2,441,891	2,915,249	553,241

2009 Total	$848,988	$4,283,250	$5,132,238	$970,935

Depreciation expense was  $147.3 million in 2010,  $144.5 million in 2009 and  $147.2 million in 2008.
Information on the operating properties the Company sold during the years ended December 31, 2010 and 2009 is as follows:

2010 Sales	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	63,925	$5,987
Lehigh/Central PA	2	146,800	7,216
Other	1	39,151	5,100
Central	1	26,660	523
South	4	401,791	10,190

Total	10	678,327	$29,016

2009 Sales	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	143,300	$13,725
Lehigh/Central PA	6	452,412	30,195
Other	6	469,427	42,064
Central	3	338,690	17,540
South	12	878,275	62,038

Total	29	2,282,104	$165,562

LIBERTY PROPERTY LIMITED PARTNERSHIP
REAL ESTATE
3. REAL ESTATE
The Company owns and operates industrial and office properties located principally in suburban mixed-use developments or business parks. The carrying value of these properties by type as of December 31, 2010 and 2009 is as follows (in thousands):

	Land	Buildings
	And Land	And		Accumulated
	Improvements	Improvements	Total	Depreciation
2010
Industrial properties	$387,079	$1,882,659	$2,269,738	$463,058
Office properties	477,718	2,538,003	3,015,721	627,627

2010 Total	$864,797	$4,420,662	$5,285,459	$1,090,685

2009
Industrial properties	$375,630	$1,841,359	$2,216,989	$417,694
Office properties	473,358	2,441,891	2,915,249	553,241

2009 Total	$848,988	$4,283,250	$5,132,238	$970,935

Depreciation expense was  $147.3 million in 2010,  $144.5 million in 2009 and  $147.2 million in 2008.
Information on the operating properties the Company sold during the years ended December 31, 2010 and 2009 is as follows:
2010 Sales

	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	63,925	$5,987
Lehigh/Central PA	2	146,800	7,216
Other	1	39,151	5,100
Central	1	26,660	523
South	4	401,791	10,190

Total	10	678,327	$29,016

2009 Sales

	Number of	Leaseable
Reportable Segment	Buildings	Square Feet	Gross Proceeds
			(in thousands)
Northeast
Southeastern PA	2	143,300	$13,725
Lehigh/Central PA	6	452,412	30,195
Other	6	469,427	42,064
Central	3	338,690	17,540
South	12	878,275	62,038

Total	29	2,282,104	$165,562

Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
4. INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
Listed below are the unconsolidated joint ventures in which the Company has a noncontrolling interest. The Company receives fees from these joint ventures for services it provides. These services include property management, leasing, development and administration. These fees are included in interest and other income in the accompanying consolidated statements of operations. The Company may also receive a promoted interest if certain return thresholds are met.
Liberty Venture I, LP
The Company has a 25% interest in Liberty Venture I, LP, an entity engaged in the ownership of industrial properties in New Jersey. This joint venture is part of the Company’s Northeast reportable segment.
As of December 31, 2010, the joint venture owned 24 industrial properties totaling 3.3 million square feet and 43 acres of developable land.
The Company recognized  $611,000,  $682,000 and  $765,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Kings Hill Unit Trust
The Company has a 20% interest in Kings Hill Unit Trust, an entity engaged in the ownership of office and industrial properties in the County of Kent, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 10 office properties and five industrial properties totaling 535,000 square feet.
The Company had a note receivable from Kings Hill Unit Trust for  $4.3 million and  $4.5 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 9% rate and is due in January 2016. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Kings Hill Unit Trust for  $147,000 and  $270,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
Income from fees and interest was  $465,000,  $492,000 and  $603,000 during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Illinois, LP
The Company has a 25% interest in Liberty Illinois, LP, an entity primarily engaged in the ownership of industrial properties in Illinois. This joint venture is part of the Company’s Central reportable segment.
As of December 31, 2010, the joint venture owned 15 industrial properties totaling 5.1 million square feet and 342 acres of developable land.
The Company recognized  $596,000,  $890,000 and  $1.2 million in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Blythe Valley JV Sarl
The Company has a 20% interest in Blythe Valley JV Sarl, an entity engaged in the ownership of office properties in the West Midlands, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 13 office properties totaling 480,000 square feet and 98 acres of developable land.
The Company had a note receivable from Blythe Valley JV Sarl for  $8.5 million and  $6.9 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 10% rate and is due in December 2017. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Blythe Valley JV Sarl for  $101,000 and  $116,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected accounts receivable in the Company’s consolidated balance sheets.
The Company recognized  $316,000,  $376,000 and  $449,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Washington, LP
The Company has a 25% interest in Liberty Washington, LP, an entity engaged in the ownership of office properties in Northern Virginia and Washington, D.C. This joint venture is part of the Company’s Metro reportable segment. As of December 31, 2010, the joint venture owned 25 office properties totaling 2.6 million square feet and six acres of developable land.
The Company had a payable to Liberty Washington, LP for  $236,000 and  $900,000 as of December 31, 2010 and 2009, respectively. This related party payable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Liberty Washington, LP for  $2.0 million as of December 31, 2010. This related party receivable is reflected as a reduction of other liabilities in the Company’s consolidated balance sheet.
The Company recognized  $4.0 million,  $4.1 million and  $5.6 million in interest and fees for services during the year ended December 31, 2010, 2009 and 2008, respectively.
Liberty/Commerz 1701 JFK Boulevard, LP
On April 13, 2006, the Company entered into a joint venture pursuant to which it sold an 80% interest in the equity of Comcast Center, a 1.25 million square foot office tower the Company was then developing in Philadelphia, Pennsylvania. The transaction valued the property at  $512 million. Upon signing the joint venture agreement and through March 30, 2008, the criteria for sale recognition had not been met and the transaction was accounted for as a financing arrangement. This joint venture is part of the Company’s Metro reportable segment.
On March 31, 2008, a  $324 million, ten-year secured permanent financing at a rate of 6.15% for Comcast Center was funded. The proceeds from this financing were used to pay down outstanding borrowings on the Company’s credit facility.
On March 31, 2008, all conditions for sale treatment were satisfied and the Company recognized the sale of Comcast Center to an unconsolidated joint venture. Profit on the transaction was deferred until the costs of the project could be reasonably estimated. Profit on the sale of  $6.6 million was recognized in the fourth quarter of 2008.
The Company had a receivable from this joint venture for  $2.6 million and  $2.4 million as of December 31, 2010 and 2009, respectively. This related party receivable is due to the funding of joint venture development costs and is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheet.
The Company had a receivable from this joint venture for  $420,000 and  $252,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
The Company recognized  $2.0 million,  $1.9 million and  $883,000 in fees for services during the years ended December 31, 2010, 2009, and 2008 respectively.
Other Joint Ventures
As of December 31, 2010, the Company had a 50% ownership interest in three additional unconsolidated joint ventures. One of these joint ventures has four operating properties and an investment in land held for development and is part of the Company’s South reportable segment. One of these joint ventures has one operating property, an investment in land held for development and a leasehold interest and is part of the Company’s United Kingdom reportable segment. The other joint venture has a leasehold interest and does not operate or own operating properties and is part of the Company’s United Kingdom reportable segment. As of December 31, 2010, the Company had a  $3.1 million note payable due to this joint venture. The note payable is interest free and is due upon written notice from the joint venture.
The Company’s share of each of the joint venture’s earnings is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of operations.
The condensed balance sheets as of December 31, 2010 and 2009 and statements of operations for Liberty Venture I, LP, Kings Hill Unit Trust, Liberty Illinois, LP, Blythe Valley JV Sarl, Liberty Washington, LP, Liberty Commerz 1701 JFK Boulevard, LP and other unconsolidated joint ventures for the years ended December 31, 2010, 2009 and 2008 are as follows (in thousands):
Condensed Balance Sheets:

	December 31, 2010
	Liberty			Blythe		Liberty Commerz
	Venture I,	Kings Hill	Liberty	Valley JV	Liberty	1701 JFK
	LP	Unit Trust	Illinois, LP	Sarl	Washington, LP	Boulevard, LP	Other	Total

Real estate assets	$133,443	$183,763	$252,140	$202,544	$909,485	$493,196	$68,614	$2,243,185
Accumulated depreciation	(23,764)	(15,861)	(24,436)	(14,887)	(71,513)	(41,733)	(3,786)	(195,980)

Real estate assets, net	109,679	167,902	227,704	187,657	837,972	451,463	64,828	2,047,205

Land held for development	2,741	—	42,698	36,897	2,000	—	21,848	106,184
Other assets	11,475	6,480	13,514	12,221	55,138	49,457	28,959	177,244

Total assets	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Debt	$75,801	$140,859	$140,400	$192,132	$347,990	$324,000	$53,996	$1,275,178
Other liabilities	2,686	41,058	5,897	67,060	34,161	10,775	10,927	172,564
Equity	45,408	(7,535)	137,619	(22,417)	512,959	166,145	50,712	882,891

Total liabilities and equity	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Company’s net investment in unconsolidated joint ventures (1)	$10,600	$3,286	$21,959	$2,298	$74,345	$34,355	$25,073	$171,916

	December 31, 2009
						Liberty
				Blythe	Liberty	Commerz 1701
	Liberty	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	Venture I, LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Real estate assets	$132,016	$190,110	$229,149	$209,869	$777,491	$493,119	$72,954	$2,104,708
Accumulated depreciation	(19,689)	(13,081)	(18,409)	(10,651)	(50,090)	(27,880)	(2,204)	(142,004)

Real estate assets, net	112,327	177,029	210,740	199,218	727,401	465,239	70,750	1,962,704

Development in progress	—	—	21,800	—	111,830	—	—	133,630
Land held for development	2,735	—	42,723	48,013	2,000	—	22,083	117,554
Other assets	11,755	9,855	11,993	12,667	52,722	46,821	34,698	180,511

Total assets	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Debt	$76,765	$153,549	$151,270	$199,370	$347,046	$324,000	$54,935	$1,306,935
Other liabilities	2,104	41,826	6,786	51,262	31,706	10,478	17,149	161,311
Equity	47,948	(8,491)	129,200	9,266	515,201	177,582	55,447	926,153

Total liabilities and equity	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Company’s net investment in unconsolidated joint ventures (1)	$11,238	$3,198	$19,567	$3,383	$73,369	$36,461	$28,368	$175,584

(1)
Differences between the Company’s net investment in unconsolidated joint ventures and its underlying equity in the net assets of the venture is primarily a result of impairments related to the Company’s investment in unconsolidated joint ventures, the deferral of gains associated with the sales of properties to joint ventures in which the Company retains an ownership interest and loans made to the joint ventures by the Company. Differences between historical cost basis and the basis reflected at the joint venture level (other than loans) are typically depreciated over the life of the related asset.

Condensed Statements of Operations:

	Year Ended December 31, 2010
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$17,089	$15,980	$20,160	$13,270	$72,824	$61,444	$7,276	$208,043
Operating expense	7,352	2,471	7,782	3,401	25,614	21,417	1,271	69,308

	9,737	13,509	12,378	9,869	47,210	40,027	6,005	138,735

Interest	(5,879)	(3,078)	(7,966)	(14,783)	(20,486)	(20,445)	(3,485)	(76,122)
Depreciation and amortization	(5,099)	(4,197)	(7,051)	(5,315)	(29,132)	(15,479)	(1,979)	(68,252)
Other income/(expense)	11	(564)	(48)	(289)	165	(781)	20	(1,486)

Net (loss) income	$(1,230)	$5,670	$(2,687)	$(10,518)	$(2,243)	$3,322	$561	$(7,125)

Company’s equity in (loss) earnings of unconsolidated joint ventures	$(107)	$1,317	$(174)	$(1,980)	$1,624	$1,157	$459	$2,296

	Year Ended December 31, 2009
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$18,407	$16,197	$22,191	$13,325	$74,850	$61,094	$4,928	$210,992
Operating expense	6,559	2,649	8,350	6,120	26,159	21,170	2,435	73,442

	11,848	13,548	13,841	7,205	48,691	39,924	2,493	137,550

Interest	(4,992)	(7,674)	(7,469)	(13,084)	(17,086)	(20,455)	(2,915)	(73,675)
Depreciation and amortization	(4,255)	(4,559)	(7,117)	(5,576)	(30,727)	(15,498)	(1,594)	(69,326)
Other income/(expense)	131	(602)	(50)	(175)	280	(378)	156	(638)
Impairment charges	—	—	—	—	(39,380)	—	—	(39,380)

Net income (loss)	$2,732	$713	$(795)	$(11,630)	$(38,222)	$3,593	$(1,860)	$(45,469)

Company’s equity in earnings (loss) of unconsolidated joint ventures	$905	$334	$181	$(1,318)	$1,649	$1,241	$(831)	$2,161

	Year Ended December 31, 2008
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$19,075	$18,057	$22,811	$15,386	$76,552	$43,607	$3,056	$198,544
Operating expense	7,074	2,490	7,003	2,377	24,440	15,080	709	59,173

	12,001	15,567	15,808	13,009	52,112	28,527	2,347	139,371

Interest	(4,522)	(9,900)	(7,833)	(14,253)	(17,670)	(15,454)	(2,057)	(71,689)
Depreciation and amortization	(4,162)	(5,272)	(7,378)	(5,911)	(34,951)	(10,941)	(862)	(69,477)
Other income/(expense)	2,473	(924)	195	(467)	722	191	(96)	2,094
Gain on sale	(3)	—	—	—	—	—	102	99

Net income (loss)	$5,787	$(529)	$792	$(7,622)	$213	$2,323	$(566)	$398

Company’s equity in earnings (loss) of unconsolidated joint ventures	$1,645	$167	$549	$(1,370)	$1,288	$685	$(159)	$2,805

LIBERTY PROPERTY LIMITED PARTNERSHIP
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
4. INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
Listed below are the unconsolidated joint ventures in which the Company has a noncontrolling interest. The Company receives fees from these joint ventures for services it provides. These services include property management, leasing, development and administration. These fees are included in interest and other income in the accompanying consolidated statements of operations. The Company may also receive a promoted interest if certain return thresholds are met.
Liberty Venture I, LP
The Company has a 25% interest in Liberty Venture I, LP, an entity engaged in the ownership of industrial properties in New Jersey. This joint venture is part of the Company’s Northeast reportable segment.
As of December 31, 2010, the joint venture owned 24 industrial properties totaling 3.3 million square feet and 43 acres of developable land.
The Company recognized  $611,000,  $682,000 and  $765,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Kings Hill Unit Trust
The Company has a 20% interest in Kings Hill Unit Trust, an entity engaged in the ownership of office and industrial properties in the County of Kent, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 10 office properties and five industrial properties totaling 535,000 square feet.
The Company had a note receivable from Kings Hill Unit Trust for  $4.3 million and  $4.5 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 9% rate and is due in January 2016. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Kings Hill Unit Trust for  $147,000 and  $270,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
Income from fees and interest was  $465,000,  $492,000 and  $603,000 during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Illinois, LP
The Company has a 25% interest in Liberty Illinois, LP, an entity primarily engaged in the ownership of industrial properties in Illinois. This joint venture is part of the Company’s Central reportable segment.
As of December 31, 2010, the joint venture owned 15 industrial properties totaling 5.1 million square feet and 342 acres of developable land.
The Company recognized  $596,000,  $890,000 and  $1.2 million in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Blythe Valley JV Sarl
The Company has a 20% interest in Blythe Valley JV Sarl, an entity engaged in the ownership of office properties in the West Midlands, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 13 office properties totaling 480,000 square feet and 98 acres of developable land.
The Company had a note receivable from Blythe Valley JV Sarl for  $8.5 million and  $6.9 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 10% rate and is due in December 2017. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Blythe Valley JV Sarl for  $101,000 and  $116,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected accounts receivable in the Company’s consolidated balance sheets.
The Company recognized  $316,000,  $376,000 and  $449,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Washington, LP
The Company has a 25% interest in Liberty Washington, LP, an entity engaged in the ownership of office properties in Northern Virginia and Washington, D.C. This joint venture is part of the Company’s Metro reportable segment.
As of December 31, 2010, the joint venture owned 25 office properties totaling 2.6 million square feet and six acres of developable land.
The Company had a payable to Liberty Washington, LP for  $236,000 and  $900,000 as of December 31, 2010 and 2009, respectively. This related party payable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Liberty Washington, LP for  $2.0 million as of December 31, 2010. This related party receivable is reflected as a reduction of other liabilities in the Company’s consolidated balance sheet.
The Company recognized  $4.0 million,  $4.1 million and  $5.6 million in interest and fees for services during the year ended December 31, 2010, 2009 and 2008, respectively.
Liberty/Commerz 1701 JFK Boulevard, LP
On April 13, 2006, the Company entered into a joint venture pursuant to which it sold an 80% interest in the equity of Comcast Center, a 1.25 million square foot office tower the Company was then developing in Philadelphia, Pennsylvania. The transaction valued the property at  $512 million. Upon signing the joint venture agreement and through March 30, 2008, the criteria for sale recognition had not been met and the transaction was accounted for as a financing arrangement. This joint venture is part of the Company’s Metro reportable segment.
On March 31, 2008, a  $324 million, ten-year secured permanent financing at a rate of 6.15% for Comcast Center was funded. The proceeds from this financing were used to pay down outstanding borrowings on the Company’s credit facility.
On March 31, 2008, all conditions for sale treatment were satisfied and the Company recognized the sale of Comcast Center to an unconsolidated joint venture. Profit on the transaction was deferred until the costs of the project could be reasonably estimated. Profit on the sale of  $6.6 million was recognized in the fourth quarter of 2008.
The Company had a receivable from this joint venture for  $2.6 million and  $2.4 million as of December 31, 2010 and 2009, respectively. This related party receivable is due to the funding of joint venture development costs and is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheet.
The Company had a receivable from this joint venture for  $420,000 and  $252,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
The Company recognized  $2.0 million,  $1.9 million and  $883,000 in fees for services during the years ended December 31, 2010, 2009, and 2008 respectively.
Other Joint Ventures
As of December 31, 2010, the Company had a 50% ownership interest in three additional unconsolidated joint ventures. One of these joint ventures has four operating properties and an investment in land held for development and is part of the Company’s South reportable segment. One of these joint ventures has one operating property, an investment in land held for development and a leasehold interest and is part of the Company’s United Kingdom reportable segment. The other joint venture has a leasehold interest and does not operate or own operating properties and is part of the Company’s United Kingdom reportable segment. As of December 31, 2010, the Company had a  $3.1 million note payable due to this joint venture. The note payable is interest free and is due upon written notice from the joint venture.
The Company’s share of each of the joint venture’s earnings is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of operations.
The condensed balance sheets as of December 31, 2010 and 2009 and statements of operations for Liberty Venture I, LP, Kings Hill Unit Trust, Liberty Illinois, LP, Blythe Valley JV Sarl, Liberty Washington, LP, Liberty Commerz 1701 JFK Boulevard, LP and other unconsolidated joint ventures for the years ended December 31, 2010, 2009 and 2008 are as follows (in thousands):
Condensed Balance Sheets:

	December 31, 2010
						Liberty
				Blythe	Liberty	Commerz 1701
	Liberty	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	Venture I, LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Real estate assets	$133,443	$183,763	$252,140	$202,544	$909,485	$493,196	$68,614	$2,243,185
Accumulated depreciation	(23,764)	(15,861)	(24,436)	(14,887)	(71,513)	(41,733)	(3,786)	(195,980)

Real estate assets, net	109,679	167,902	227,704	187,657	837,972	451,463	64,828	2,047,205

Land held for development	2,741	—	42,698	36,897	2,000	—	21,848	106,184
Other assets	11,475	6,480	13,514	12,221	55,138	49,457	28,959	177,244

Total assets	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Debt	$75,801	$140,859	$140,400	$192,132	$347,990	$324,000	$53,996	$1,275,178
Other liabilities	2,686	41,058	5,897	67,060	34,161	10,775	10,927	172,564
Equity	45,408	(7,535)	137,619	(22,417)	512,959	166,145	50,712	882,891

Total liabilities and equity	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Company’s net investment in unconsolidated joint ventures (1)	$10,600	$3,286	$21,959	$2,298	$74,345	$34,355	$25,073	$171,916

	December 31, 2009
						Liberty
				Blythe	Liberty	Commerz 1701
	Liberty	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	Venture I, LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Real estate assets	$132,016	$190,110	$229,149	$209,869	$777,491	$493,119	$72,954	$2,104,708
Accumulated depreciation	(19,689)	(13,081)	(18,409)	(10,651)	(50,090)	(27,880)	(2,204)	(142,004)

Real estate assets, net	112,327	177,029	210,740	199,218	727,401	465,239	70,750	1,962,704

Development in progress	—	—	21,800	—	111,830	—	—	133,630
Land held for development	2,735	—	42,723	48,013	2,000	—	22,083	117,554
Other assets	11,755	9,855	11,993	12,667	52,722	46,821	34,698	180,511

Total assets	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Debt	$76,765	$153,549	$151,270	$199,370	$347,046	$324,000	$54,935	$1,306,935
Other liabilities	2,104	41,826	6,786	51,262	31,706	10,478	17,149	161,311
Equity	47,948	(8,491)	129,200	9,266	515,201	177,582	55,447	926,153

Total liabilities and equity	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Company’s net investment in unconsolidated joint ventures (1)	$11,238	$3,198	$19,567	$3,383	$73,369	$36,461	$28,368	$175,584

(1)
Differences between the Company’s net investment in unconsolidated joint ventures and its underlying equity in the net assets of the venture is primarily a result of impairments related to the Company’s investment in unconsolidated joint ventures, the deferral of gains associated with the sales of properties to joint ventures in which the Company retains an ownership interest and loans made to the joint ventures by the Company. Differences between historical cost basis and the basis reflected at the joint venture level (other than loans) are typically depreciated over the life of the related asset.

Condensed Statements of Operations:

	Year Ended December 31, 2010
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$17,089	$15,980	$20,160	$13,270	$72,824	$61,444	$7,276	$208,043
Operating expense	7,352	2,471	7,782	3,401	25,614	21,417	1,271	69,308

	9,737	13,509	12,378	9,869	47,210	40,027	6,005	138,735

Interest	(5,879)	(3,078)	(7,966)	(14,783)	(20,486)	(20,445)	(3,485)	(76,122)
Depreciation and amortization	(5,099)	(4,197)	(7,051)	(5,315)	(29,132)	(15,479)	(1,979)	(68,252)
Other income/(expense)	11	(564)	(48)	(289)	165	(781)	20	(1,486)

Net (loss) income	$(1,230)	$5,670	$(2,687)	$(10,518)	$(2,243)	$3,322	$561	$(7,125)

Company’s equity in (loss) earnings of unconsolidated joint ventures	$(107)	$1,317	$(174)	$(1,980)	$1,624	$1,157	$459	$2,296

	Year Ended December 31, 2009
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$18,407	$16,197	$22,191	$13,325	$74,850	$61,094	$4,928	$210,992
Operating expense	6,559	2,649	8,350	6,120	26,159	21,170	2,435	73,442

	11,848	13,548	13,841	7,205	48,691	39,924	2,493	137,550

Interest	(4,992)	(7,674)	(7,469)	(13,084)	(17,086)	(20,455)	(2,915)	(73,675)
Depreciation and amortization	(4,255)	(4,559)	(7,117)	(5,576)	(30,727)	(15,498)	(1,594)	(69,326)
Other income/(expense)	131	(602)	(50)	(175)	280	(378)	156	(638)
Impairment charges	—	—	—	—	(39,380)	—	—	(39,380)

Net income (loss)	$2,732	$713	$(795)	$(11,630)	$(38,222)	$3,593	$(1,860)	$(45,469)

Company’s equity in earnings (loss) of unconsolidated joint ventures	$905	$334	$181	$(1,318)	$1,649	$1,241	$(831)	$2,161

	Year Ended December 31, 2008
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$19,075	$18,057	$22,811	$15,386	$76,552	$43,607	$3,056	$198,544
Operating expense	7,074	2,490	7,003	2,377	24,440	15,080	709	59,173

	12,001	15,567	15,808	13,009	52,112	28,527	2,347	139,371

Interest	(4,522)	(9,900)	(7,833)	(14,253)	(17,670)	(15,454)	(2,057)	(71,689)
Depreciation and amortization	(4,162)	(5,272)	(7,378)	(5,911)	(34,951)	(10,941)	(862)	(69,477)
Other income/(expense)	2,473	(924)	195	(467)	722	191	(96)	2,094
Gain on sale	(3)	—	—	—	—	—	102	99

Net income (loss)	$5,787	$(529)	$792	$(7,622)	$213	$2,323	$(566)	$398

Company’s equity in earnings (loss) of unconsolidated joint ventures	$1,645	$167	$549	$(1,370)	$1,288	$685	$(159)	$2,805

Deferred Financing and Leasing Costs	12 Months Ended
Dec. 31, 2010
DEFERRED FINANCING AND LEASING COSTS
5. DEFERRED FINANCING AND LEASING COSTS
Deferred financing and leasing costs at December 31, 2010 and 2009 are as follows (in thousands):

	December 31,
	2010	2009

Deferred leasing costs	$194,290	$174,693
Deferred financing costs	42,190	40,952
In-place lease value and related intangible asset	26,778	27,054

	263,258	242,699

Accumulated amortization	(121,794)	(108,390)

Total	$141,464	$134,309

LIBERTY PROPERTY LIMITED PARTNERSHIP
DEFERRED FINANCING AND LEASING COSTS
5. DEFERRED FINANCING AND LEASING COSTS
Deferred financing and leasing costs at December 31, 2010 and 2009 are as follows (in thousands):

	December 31,
	2010	2009
Deferred leasing costs	$194,290	$174,693
Deferred financing costs	42,190	40,952
In-place lease value and related intangible asset	26,778	27,054

	263,258	242,699

Accumulated amortization	(121,794)	(108,390)

Total	$141,464	$134,309

Indebtedness	12 Months Ended
Dec. 31, 2010
INDEBTEDNESS
6. INDEBTEDNESS
Overview
Indebtedness consists of mortgage loans, unsecured notes, and borrowings under a credit facility. The weighted average interest rates for the years ended December 31, 2010, 2009 and 2008, were 6.2%, 6.2% and 6.1%, respectively. Interest costs during the years ended December 31, 2010, 2009 and 2008 in the amount of  $929,000,  $7.6 million and  $20.0 million, respectively, were capitalized. Cash paid for interest for the years ended December 31, 2010, 2009 and 2008, was  $145.8 million,  $159.7 million and  $177.0 million, respectively.
The Company is subject to financial covenants contained in some of its debt agreements, the most restrictive of which are detailed below under the heading “Credit Facility.” As of December 31, 2010, the Company was in compliance with all financial covenants.
The scheduled principal amortization and maturities of the Company’s mortgage loans, unsecured notes outstanding and the Credit Facility (as defined below) and the related weighted average interest rates at December 31, 2010 are as follows (in thousands, except percentages):

							Weighted
	Mortgages						Average
	Principal	Principal		Unsecured	Credit		Interest
	Amortization	Maturities		Notes	Facility	Total	Rate

2011	$6,207	$—		$246,500	$—	$252,707	7.22%
2012	5,070	53,629	(1)	230,100	—	288,799	6.27%
2013	4,582	4,510		—	—	9,092	5.73%
2014	4,965	2,684		200,000	—	207,649	5.66%
2015	4,511	44,469		316,000	—	364,980	5.17%
2016	3,068	182,318		300,000	—	485,386	6.10%
2017	2,317	2,349		296,543	—	301,209	6.61%
2018	—	—		100,000	—	100,000	7.50%
2019	—	—		—	—	—	0.00%
2020	—	—		350,000	—	350,000	4.75%

	$30,720	$289,959		$2,039,143	$—	$2,359,822	5.98%

(1)	There are two one-year extensions for $23,512 of mortgages.
Mortgage Loans, Unsecured Notes
Mortgage loans with maturities ranging from 2012 to 2017 are collateralized by and in some instances cross-collateralized by properties with a net book value of  $547.9 million.
The interest rates on  $2,319.7 million of mortgage loans and unsecured notes are fixed and range from 4.5% to 8.8%. The weighted average remaining term for the mortgage loans and unsecured notes is 5.0 years.
Credit Facility
During 2010, the Company obtained a new  $500 million unsecured revolving credit facility (the “Credit Facility”) due November 2013, replacing a  $600 million unsecured revolving credit facility (the “ $600 million Credit Facility”) due January 2011. Based on the Company’s present ratings, borrowings under the Credit Facility are priced at LIBOR plus 230 basis points. The Credit Facility contains a competitive bid option, whereby participating lenders bid on the interest rate to be charged. This feature is available for up to 50% of the amount of the facility. There is also a 45 basis point annual facility fee on the current borrowing capacity. The Credit Facility contains financial covenants, certain of which are set forth below:
•	total debt to total assets may not exceed 0.60:1;
•	earnings before interest, taxes, depreciation and amortization to fixed charges may not be less than 1.50:1;
•	unsecured debt to unencumbered asset value must equal or be less than 60%;
•	unencumbered net operating income to unsecured interest expense must equal or exceed 200% and
•	adjusted net operating income from all unencumbered properties to unsecured indebtedness must be greater than 12%.
Additionally, the Company has entered into an agreement to fund its planned improvements for the Kings Hill land development project. At December 31, 2010, the Company had not drawn any funds from a £7 million revolving credit facility. The facility expires on November 22, 2011.
Activity
In April 2010, the Company used available cash and proceeds from its  $600 million Credit Facility to repay  $119.3 million principal value of mortgage loans. The weighted average interest rate of these loans as of March 31, 2010 was 7.3%. The Company incurred a  $1.2 million prepayment penalty and wrote off  $936,000 in deferred financing costs in conjunction with the prepayment of these loans. These costs are included as interest expense in the accompanying statements of operations.
In August 2010, the Company used proceeds from its  $600 million Credit Facility to repay  $169.7 million principal value of 8.50% senior notes due August 2010.
In August 2010, the Company replaced its existing  $600 million Credit Facility which was due in January 2011 with the Credit Facility. The Credit Facility is for  $500 million. It matures in November 2013. Based upon the Company’s current credit ratings, borrowings under the new facility bear interest at LIBOR plus 230 basis points.
In September 2010, the Company issued  $350 million of ten-year, 4.75% senior notes. The net proceeds from this issuance were used to repay borrowings under the Company’s Credit Facility and for general corporate purposes.
During the year ended December 31, 2009, the Company satisfied a 7.75% senior note due April 2009 in full by paying  $238.6 million in outstanding principal amount and satisfied an 8.125% medium term unsecured note due January 2009 in full by paying  $20.0 million in outstanding principal amount.
During the year ended December 31, 2009, the Company purchased  $11.4 million of its 7.75% senior notes due April 2009,  $6.9 million of its 8.50% senior notes due August 2010,  $3.5 million of its 7.25% senior notes due March 2011,  $4.9 million of its 6.375% senior notes due August 2012 and  $3.5 million of its 6.625% senior notes due October 2017. These notes were purchased at a  $1.5 million aggregate discount. The discount is included in net income as a debt extinguishment gain.
During the year ended December 31, 2009, the Company closed on mortgages totaling  $330.3 million bearing interest at an average rate of 7.1%. The net proceeds of these mortgages were used to pay down outstanding borrowings under the  $600 million Credit Facility and for general corporate purposes.
During the year ended December 31, 2008, the Company purchased  $23.4 million of its 8.50% senior notes due August 2010. These notes were purchased at a  $2.5 million discount. The discount is included in net income as a debt extinguishment gain.

LIBERTY PROPERTY LIMITED PARTNERSHIP
INDEBTEDNESS
6. INDEBTEDNESS
Overview
Indebtedness consists of mortgage loans, unsecured notes, and borrowings under a credit facility. The weighted average interest rates for the years ended December 31, 2010, 2009 and 2008, were 6.2%, 6.2% and 6.1%, respectively. Interest costs during the years ended December 31, 2010, 2009 and 2008 in the amount of  $929,000,  $7.6 million and  $20.0 million, respectively, were capitalized. Cash paid for interest for the years ended December 31, 2010, 2009 and 2008, was  $145.8 million,  $159.7 million and  $177.0 million, respectively.
The Company is subject to financial covenants contained in some of its debt agreements, the most restrictive of which are detailed below under the heading “Credit Facility.” As of December 31, 2010, the Company was in compliance with all financial covenants.
The scheduled principal amortization and maturities of the Company’s mortgage loans, unsecured notes outstanding and the Credit Facility (as defined below) and the related weighted average interest rates at December 31, 2010 are as follows (in thousands, except percentages):

							Weighted
	Mortgages						Average
	Principal	Principal		Unsecured	Credit		Interest
	Amortization	Maturities		Notes	Facility	Total	Rate
2011	$6,207	$—		$246,500	$—	$252,707	7.22%
2012	5,070	53,629	(1)	230,100	—	288,799	6.27%
2013	4,582	4,510		—	—	9,092	5.73%
2014	4,965	2,684		200,000	—	207,649	5.66%
2015	4,511	44,469		316,000	—	364,980	5.17%
2016	3,068	182,318		300,000	—	485,386	6.10%
2017	2,317	2,349		296,543	—	301,209	6.61%
2018	—	—		100,000	—	100,000	7.50%
2019	—	—		—	—	—	0.00%
2020	—	—		350,000	—	350,000	4.75%

	$30,720	$289,959		$2,039,143	$—	$2,359,822	5.98%

(2)	There are two one-year extensions for $23,512 of mortgages.
Mortgage Loans, Unsecured Notes
Mortgage loans with maturities ranging from 2012 to 2017 are collateralized by and in some instances cross-collateralized by properties with a net book value of  $547.9 million.
The interest rates on  $2,319.7 million of mortgage loans and unsecured notes are fixed and range from 4.5% to 8.8%. The weighted average remaining term for the mortgage loans and unsecured notes is 5.0 years.
Credit Facility
During 2010, the Company obtained a new  $500 million unsecured revolving credit facility (the “Credit Facility”) due November 2013, replacing a  $600 million unsecured revolving credit facility (the “ $600 million Credit Facility”) due January 2011. Based on the Company’s present ratings, borrowings under the Credit Facility are priced at LIBOR plus 230 basis points. The Credit Facility contains a competitive bid option, whereby participating lenders bid on the interest rate to be charged. This feature is available for up to 50% of the amount of the facility. There is also a 45 basis point annual facility fee on the current borrowing capacity. The Credit Facility contains financial covenants, certain of which are set forth below:
•	total debt to total assets may not exceed 0.60:1;

•	earnings before interest, taxes, depreciation and amortization to fixed charges may not be less than 1.50:1;

•	unsecured debt to unencumbered asset value must equal or be less than 60%;

•	unencumbered net operating income to unsecured interest expense must equal or exceed 200% and

•	adjusted net operating income from all unencumbered properties to unsecured indebtedness must be greater than 12%.
Additionally, the Company has entered into an agreement to fund its planned improvements for the Kings Hill land development project. At December 31, 2010, the Company had not drawn any funds from a £7 million revolving credit facility. The facility expires on November 22, 2011.
Activity
In April 2010, the Company used available cash and proceeds from its  $600 million Credit Facility to repay  $119.3 million principal value of mortgage loans. The weighted average interest rate of these loans as of March 31, 2010 was 7.3%. The Company incurred a  $1.2 million prepayment penalty and wrote off  $936,000 in deferred financing costs in conjunction with the prepayment of these loans. These costs are included as interest expense in the accompanying statements of operations.
In August 2010, the Company used proceeds from its  $600 million Credit Facility to repay  $169.7 million principal value of 8.50% senior notes due August 2010.
In August 2010, The Company replaced its existing  $600 million Credit Facility which was due in January 2011 with the Credit Facility. The Credit Facility is for  $500 million. It matures in November 2013. Based upon the Company’s current credit ratings, borrowings under the new facility bear interest at LIBOR plus 230 basis points.
In September 2010, the Company issued  $350 million of ten-year, 4.75% senior notes. The net proceeds from this issuance were used to repay borrowings under the Company’s Credit Facility and for general corporate purposes.
During the year ended December 31, 2009, the Company satisfied a 7.75% senior note due April 2009 in full by paying  $238.6 million in outstanding principal amount and satisfied an 8.125% medium term unsecured note due January 2009 in full by paying  $20.0 million in outstanding principal amount.
During the year ended December 31, 2009, the Company purchased  $11.4 million of its 7.75% senior notes due April 2009,  $6.9 million of its 8.50% senior notes due August 2010,  $3.5 million of its 7.25% senior notes due March 2011,  $4.9 million of its 6.375% senior notes due August 2012 and  $3.5 million of its 6.625% senior notes due October 2017. These notes were purchased at a  $1.5 million aggregate discount. The discount is included in net income as a debt extinguishment gain.
During the year ended December 31, 2009, the Company closed on mortgages totaling  $330.3 million bearing interest at an average rate of 7.1%. The net proceeds of these mortgages were used to pay down outstanding borrowings under the  $600 million Credit Facility and for general corporate purposes.
During the year ended December 31, 2008, the Company purchased  $23.4 million of its 8.50% senior notes due August 2010. These notes were purchased at a  $2.5 million discount. The discount is included in net income as a debt extinguishment gain.

Leasing Activity	12 Months Ended
Dec. 31, 2010
LEASING ACTIVITY
7. LEASING ACTIVITY
Future minimum rental payments due from tenants under noncancelable operating leases as of December 31, 2010 are as follows (in thousands):

2011	$494,328
2012	446,437
2013	389,111
2014	321,221
2015	256,225
Thereafter	817,299

TOTAL	$2,724,621

In addition to minimum rental payments, most leases require the tenants to pay for their pro rata share of specified operating expenses. These payments are included as operating expense reimbursement in the accompanying consolidated statements of operations.

LIBERTY PROPERTY LIMITED PARTNERSHIP
LEASING ACTIVITY
7. LEASING ACTIVITY
Future minimum rental payments due from tenants under noncancelable operating leases as of December 31, 2010 are as follows (in thousands):

2011	$494,328
2012	446,437
2013	389,111
2014	321,221
2015	256,225
Thereafter	817,299

TOTAL	$2,724,621

In addition to minimum rental payments, most leases require the tenants to pay for their pro rata share of specified operating expenses. These payments are included as operating expense reimbursement in the accompanying consolidated statements of operations.

Shareholders' Equity	12 Months Ended
Dec. 31, 2010
SHAREHOLDERS' EQUITY
8. SHAREHOLDERS’ EQUITY
Common Shares
The Company paid to holders of its common shares and holders of its common units distributions of  $222.6 million,  $209.6 million and  $241.8 million during the years ended December 31, 2010, 2009 and 2008, respectively. On a per share basis, the Company paid Common Share and Unit distributions of  $1.90,  $1.90 and  $2.50 during the years ended December 31, 2010, 2009 and 2008, respectively.
The following table summarizes the taxability of common share distributions (taxability for 2010 is estimated):

	2010	2009	2008

Ordinary dividend	$1.4812	$1.6772	$2.0186
Qualified dividend	—	—	0.3422
Capital gain — 15%	—	0.0976	0.0664
IRC Sec 1250 unrecapture gain — 25%	0.0128	0.1252	0.0728
Return of capital	0.4060	—	—

Total	$1.9000	$1.9000	$2.500

The Company’s tax return for the year ended December 31, 2010 has not been filed. The taxability information presented for the 2010 distributions is based upon the best available data. The Company’s prior federal income tax returns are subject to examination by taxing authorities. Because the application of tax laws and regulations is susceptible to varying interpretations, the taxability of distributions could be changed at a later date upon final determination by taxing authorities.
Common Shares Held in Treasury
The Company has a share repurchase plan under which the Company may purchase up to  $100 million of the Company’s common shares and preferred shares (as defined below).
The Company purchased no common shares under the share repurchase plan during 2010, 2009 or 2008.
Common Units
The common units outstanding as of December 31, 2010 have the same economic characteristics as common shares of the Trust. The common units share proportionately in the net income or loss and in any distributions of the Operating Partnership. The common units of the Operating Partnership not held by the Trust are redeemable at any time at the option of the holder. The Trust as the sole general partner of the Operating Partnership may at its option elect to settle the redemption in cash or through the exchange on a one—for-one basis with unregistered common shares of the Trust. The market value of the 3,928,733 common units of the Operating Partnership not held by the Trust based on the closing price of the shares of the Company at December 31, 2010 was  $125.4 million.
No common units were issued in connection with acquisitions during 2010, 2009 or 2008. A reclassification from noncontrolling interests — common units to additional paid in capital was made reflecting the effect of the cumulative redemption of common units to common shares in the amount of  $38.9 million and  $36.7 million at December 31, 2008 and 2007, respectively.
Preferred Units
The Company has outstanding the following Cumulative Redeemable Preferred Units of the Operating Partnership, (the “Preferred Units”):

Date of				Liquidation	Dividend	Redeemable
Issue	Issue	Amount	Units	Preference	Rate	As of	Exchangeable after
		(in 000’s)

7/28/99	Series B	$95,000	3,800	$25	7.45%	8/31/09	8/31/13 into Series B Cumulative Redeemable Preferred Shares of the Trust
6/16/05	Series E	$20,000	400	$50	7.00%	6/16/10	6/16/15 into Series E Cumulative Redeemable Preferred Shares of the Trust
6/30/05	Series F	$50,000	1,000	$50	6.65%	6/30/10	12/12/15 into Series F Cumulative Redeemable Preferred Shares of the Trust
12/15/06	Series G	$27,000	540	$50	6.70%	12/15/11	12/15/16 into Series G Cumulative Redeemable Preferred Shares of the Trust
8/21/07	Series H	$100,000	4,000	$25	7.40%	8/21/12	8/21/17 into Series H Cumulative Redeemable Preferred Shares of the Trust
The Preferred Units are callable at the Operating Partnership’s option after a stated period of time. The Trust as the sole general partner of the Operating Partnership may at its option elect to settle the redemption for cash or through the exchange on a one-for-one basis with unregistered preferred shares of the Trust.
The Company paid the following Preferred Unit distributions for the year ended December 31:

	2010	2009	2008
Distributions (in millions)	$21.0	$21.0	$21.0
Distribution per unit:
Series B	$1.86	$1.86	$1.86
Series E	$3.50	$3.50	$3.50
Series F	$3.33	$3.33	$3.33
Series G	$3.35	$3.35	$3.35
Series H	$1.85	$1.85	$1.85
As of December 31, 2010, the Company had 6,273,000 authorized but unissued preferred shares.
Dividend Reinvestment and Share Purchase Plan
The Company has a Dividend Reinvestment and Share Purchase Plan under which holders of common shares may elect to automatically reinvest their distributions in additional common shares and may make optional cash payments for additional common shares. The Company may issue additional common shares or repurchase common shares in the open market for purposes of satisfying its obligations under the Dividend Reinvestment and Share Purchase Plan. During the years ended December 31, 2010, 2009, and 2008, 915,363, 304,587, and 1,328,376 common shares, respectively, were issued through the Dividend Reinvestment and Share Purchase Plan. The Company used the proceeds to pay down outstanding borrowings under the Company’s unsecured credit facility and for general corporate purposes.
Continuous Equity Offering
During the years ended December 31, 2009 and 2008, the Company sold common shares pursuant to a continuous offering program. During the years ended December 31, 2009 and 2008, the Company sold 12.8 million and 495,000 common shares, respectively, through this program. The net proceeds from the offering of  $283.2 million and  $10.8 million for the years ended December 31, 2009 and 2008, respectively, were used for general corporate purposes, including the funding of maturing senior note obligations. The Company did not sell any common shares pursuant to a continuous offering program during 2010.
Sale of Common Shares
In October 2008, the Company sold 4,750,000 common shares. The net proceeds of the offering of  $149.5 million were used to pay down outstanding borrowings under the  $600 million Credit Facility and for general corporate purposes.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SHAREHOLDERS' EQUITY
8. OWNERS’ EQUITY
Common Units
General and Limited partners’ equity — common units relates to limited partnership interests of the Operating Partnership issued in connection with the formation of the Company and certain subsequent acquisitions. The common units outstanding as of December 31, 2010 have the same economic characteristics as common shares of the Trust. The 3,928,733 common units are the limited partners’ equity — common units held by persons and entities other than Liberty Property Trust, the general partner of Liberty Property Limited Partnership, which holds a number of common units equal to the number of outstanding common shares of beneficial interest. Both the common units held by Liberty Property Trust and the common units held by persons and entities other than Liberty Property Trust are counted in the weighted average number of common units outstanding during any given period. The 3,928,733 common units share proportionately in the net income or loss and in any distributions of the Operating Partnership and are exchangeable into the same number of common shares of the Trust. The market value of the 3,928,733 common units at December 31, 2010 based on the closing price of the shares of the Company at December 31, 2010 was  $125.4 million.
Preferred Units
The Company has outstanding the following Cumulative Redeemable Preferred Units of the Operating Partnership, (the “Preferred Units”):

Date of				Liquidation	Dividend	Redeemable
Issue	Issue	Amount	Units	Preference	Rate	As of	Exchangeable After
		(in 000’s)
7/28/99	Series B	$95,000	3,800	$25	7.45%	8/31/09	8/31/13 into Series B Cumulative Redeemable Preferred Shares of the Trust
6/16/05	Series E	$20,000	400	$50	7.00%	6/16/10	6/16/15 into Series E Cumulative Redeemable Preferred Shares of the Trust
6/30/05	Series F	$50,000	1,000	$50	6.65%	6/30/10	12/12/15 into Series F Cumulative Redeemable Preferred Shares of the Trust
12/15/06	Series G	$27,000	540	$50	6.70%	12/15/11	12/15/16 into Series G Cumulative Redeemable Preferred Shares of the Trust
8/21/07	Series H	$100,000	4,000	$25	7.40%	8/21/12	8/21/17 into Series H Cumulative Redeemable Preferred Shares of the Trust
The Preferred Units are callable at the Operating Partnership’s option after a stated period of time. The Trust as the sole general partner of the Operating Partnership may at its option elect to settle the redemption for cash or through the exchange on a one-for-one basis with unregistered preferred shares of the Trust.
The Company paid the following Preferred Unit distributions for the year ended December 31:

	2010	2009	2008
Distributions (in millions)	$21.0	$21.0	$21.0
Distribution per unit:
Series B	$1.86	$1.86	$1.86
Series E	$3.50	$3.50	$3.50
Series F	$3.33	$3.33	$3.33
Series G	$3.35	$3.35	$3.35
Series H	$1.85	$1.85	$1.85
Limited Partners’ Equity
Limited partners’ equity in the accompanying financial statements represents the interests of the common and preferred units in Liberty Property Limited Partnership not held by the Trust. For the years ended December 31, 2008 and prior, these interests were classified in the mezzanine section of the Company’s Consolidated Balance Sheets. In 2009, the Trust and the Operating Partnership entered into an indemnification agreement which requires the Trust to hold the Operating Partnership harmless in connection with the conversion of any common units or preferred units. The noncontrolling interests — common units and preferred units were therefore transferred to owners’ equity.
A reclassification from limited partners’ equity — common units to general partner’s equity was made reflecting the effect of the cumulative redemption of common units to common shares in the amount of  $24.5 million at December 31, 2008.
The following details the change in limited partners’ equity for the year ended December 31, 2008. For the years ended December 31, 2009 and 2010, see the Company’s Consolidated Statements of Owners’ Equity.

	Limited partners’	Limited partners’
	equity-	equity-
	common units	preferred units
Balance at January 1, 2008	$120,713	$287,960
Contributions from partners	176	—
Distributions to partners	(10,131)	(21,013)
Issuance of operating partnership units	—	—
Net income	6,669	21,012
Redemption of limited partners common units for common shares	(24,396)	—

Balance at December 31, 2008	$93,031	$287,959

Continuous Equity Offering
During the years ended December 31, 2009 and 2008, the Company sold common units pursuant to a continuous offering program. During the years ended December 31, 2009 and 2008, the Company sold 12.8 million and 495,000 common units, respectively, through this program. The net proceeds from the offering of  $283.2 million and  $10.8 million for the years ended December 31, 2009 and 2008, respectively, were used for general corporate purposes, including the funding of maturing senior note obligations. The Company did not sell any common units pursuant to a continuous offering program during 2010.
Sale of Common Units
In October 2008, the Company sold 4,750,000 common units. The net proceeds of the offering of  $149.5 million were used to pay down outstanding borrowings under the  $600 million Credit Facility and for general corporate purposes.
Noncontrolling Interest — Consolidated Joint Ventures
Noncontrolling interest — consolidated joint ventures includes third-party ownership interests in consolidated joint venture investments.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2010
Employee Benefit Plans [Abstract]
EMPLOYEE BENEFIT PLANS
9. EMPLOYEE BENEFIT PLANS
The Company maintains a 401(k) plan for the benefit of its full-time employees. The Company matches the employees’ contributions up to 3% of the employees’ salary and may also make annual discretionary contributions. Total 401(k) expense recognized by the Company was  $788,000,  $802,000 and  $1.4 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Share Based Compensation	12 Months Ended
Dec. 31, 2010
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION
10. SHARE BASED COMPENSATION
2008 Plan
In March 2008, the Compensation Committee of the Board of Trustees (the “Board”) adopted a 2008 Long-Term Incentive Plan (the “2008 Plan”) which is applicable to the Company’s executive officers. Pursuant to the 2008 Plan grants of stock options and restricted stock units were made.
Options
The Company has authorized the grant of options under the share-based employee compensation plan (the “Plan”) and the 2008 Plan to executive officers, other key employees, non-employee trustees and consultants of up to 21.1 million common shares of the Company. All options granted have 10-year terms and most options vest and are expensed over a three-year period, with options to purchase up to 20% of the shares exercisable after the first anniversary, up to 50% after the second anniversary and 100% after the third anniversary of the date of grant.
Share based compensation cost related to options for the years ended December 31, 2010, 2009 and 2008 was  $2.0 million,  $1.5 million and  $1.0 million, respectively.
The fair value of share option awards is estimated on the date of the grant using the Black-Scholes option valuation model. The following weighted-average assumptions were utilized in calculating the fair value of options granted during the periods indicated:

	Year Ended December 31,
	2010	2009	2008
Risk-free interest rate	2.3%	1.6%	2.7%
Dividend yield	7.6%	8.5%	7.0%
Historical volatility factor	0.357	0.325	0.221
Weighted-average expected life	5 years	5 years	5 years
A summary of the Company’s share option activity, and related information for the year ended December 31, 2010 follows:

		Weighted
		Average
	Options	Exercise
	(000s)	Price
Outstanding at January 1, 2010	3,184	$32.61
Granted	462	32.54
Exercised	(314)	28.06
Forfeited	(9)	22.69

Outstanding at December 31, 2010	3,323	$33.06

Exercisable at December 31, 2010	2,066	$35.87
The weighted average fair value of options granted during the years ended December 31, 2010, 2009 and 2008 was  $5.00,  $2.30 and  $2.64, respectively. Exercise prices for options outstanding as of December 31, 2010 ranged from  $20.32 to  $49.74. The weighted average remaining contractual life of the options outstanding and exercisable at December 31, 2010 was 5.6 years and 4.1 years, respectively.
During the years ended December 31, 2010, 2009 and 2008, the total intrinsic value of share options exercised (the difference between the market price at exercise and the price paid by the individual to exercise the option) was  $1.4 million,  $1.7 million and  $2.6 million, respectively. As of December 31, 2010, 1.0 million of the options outstanding and exercisable had an exercise price higher than the closing price of the Company’s common shares and are considered to have no intrinsic value at that date. As of December 31, 2010, 1.1 million options outstanding and exercisable had an exercise price lower than the closing price of the Company’s common shares. The aggregate intrinsic value of these options was  $2.5 million at that date. The total cash received from the exercise of options for the years ended December 31, 2010, 2009 and 2008 was  $8.5 million,  $4.3 million and  $6.5 million, respectively. The Company has historically issued new shares to satisfy share option exercises.
As of December 31, 2010, there was  $1.4 million of unrecognized compensation costs related to nonvested options granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.0 years.
Long Term Incentive Shares (“LTI”)
Restricted LTI share grants made under the Plan are valued at the grant date fair value, which is the market price of the underlying common shares, and vest ratably over a five-year period beginning with the first anniversary of the grant.
During 2010, 2009 and 2008, the Company granted Restricted Stock Units to the executive officers pursuant to the 2008 Plan. A portion of the Restricted Stock Unit will vest from 50% to 200% at the end of three years based on whether our total return exceeds the average total returns of a selected group of peer companies (“First Portion”). The grant date fair value of the First Portion was calculated based on a Monte Carlo simulation model and was determined to be 141%, 175% and 163% as of December 2010, 2009 and 2008, respectively, of the market value of a common share as of the grant date and is amortized over the respective three-year period subject to certain accelerated vesting due to the age and years of service of certain executive officers. Another portion of the Restricted Stock Unit will vest from 50% to 200% at the end of three years based on the amount of the Company’s Funds from operations (“Second Portion”). Targets are established for each of the three years in the relevant award period. Depending on how each year’s performance compares to the projected performance for that year, the Restricted Stock Units are deemed earned and will be payable to the executive officer at the end of the award period. The fair value of Second Portion is based on the market value of a common share as of the grant date and is being amortized to expense during the period from grant date to the vesting dates, adjusting for the expected level of vesting that is anticipated to occur at those dates also subject to certain accelerated vesting provisions as described above.
Share-based compensation cost related to restricted LTI share grants for the years ended December 31, 2010, 2009 and 2008 were  $6.6 million,  $8.1 million and  $4.4 million, respectively.
The following table shows a summary of the Company’s restricted LTI share activity for the year ended December 31, 2010:

		Weighted Avg.
	Shares	Grant Date
	(000s)	Fair value
Nonvested at January 1, 2010	596	$27.94
Granted	259	32.65
Vested	(124)	31.35
Forfeited	(2)	26.96

Nonvested at December 31, 2010	729	$29.03

The weighted average fair value of restricted shares granted during the years ended December 31, 2010, 2009 and 2008 was  $32.65 per share,  $20.52 per share and  $31.04 per share. As of December 31, 2010, there was  $9.5 million of total unrecognized compensation cost related to nonvested shares granted under the Plan. That cost is expected to be recognized over a weighted average period of 1.4 years. The total fair value of restricted shares vested during the years ended December 31, 2010, 2009 and 2008 was  $3.9 million,  $4.4 million and  $3.5 million, respectively.
Bonus Shares
The Plan provides that employees of the Company may elect to receive bonuses or commissions in the form of common shares in lieu of cash (“Bonus Shares”). By making such election, the employee receives shares equal to 120% of the cash value of the bonus or commission, less applicable withholding tax. Bonus Shares issued for the years ended December 31, 2010, 2009 and 2008 were 60,238, 80,187 and 83,015, respectively. Share-based compensation cost related to Bonus Shares for the years ended December 31, 2010, 2009 and 2008 was  $2.0 million,  $1.7 million and  $2.6 million, respectively.
Profit Sharing Plan
The Plan provides that employees of the Company, below the officer level, may receive up to 5% of base pay in the form of common shares depending on Company performance. Shares issued in conjunction with the profit sharing plan for the years ended December 31, 2010, 2009 and 2008 were 17,769, 23,849 and 15,517 shares, respectively. Share-based compensation cost related to the profit sharing plan for the years ended December 31, 2010, 2009 and 2008 was  $387,000,  $582,000 and  $568,000, respectively.
An additional 8,365,493, 9,142,276 and 1,751,912 common shares were reserved for issuance for future grants under the Plan at December 31, 2010, 2009 and 2008, respectively.
Employee Share Purchase Plan
The Company registered 750,000 common shares under the Securities Act of 1933, as amended, in connection with an employee share purchase plan (“ESPP”). The ESPP enables eligible employees to purchase shares of the Company, in amounts up to 10% of the employee’s salary, at a 15% discount to fair market value. There were 19,043, 19,137 and 17,618 shares issued, in accordance with the ESPP, during the years ended December 31, 2010, 2009 and 2008, respectively. Share-based compensation cost related to the ESPP for the years ended December 31, 2010, 2009 and 2008 was  $78,000,  $131,000 and  $85,000, respectively.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES
11. COMMITMENTS AND CONTINGENCIES
Environmental Matters
Substantially all of the Properties and land were subject to Phase I Environmental Assessments and when appropriate Phase II Environmental Assessments (collectively, the “Environmental Assessments”) obtained in contemplation of their acquisition by the Company. The Environmental Assessments consisted of, among other activities, a visual inspection of each Property and its neighborhood and a check of pertinent public records. The Environmental Assessments did not reveal, nor is the Company aware of, any non-compliance with environmental laws, environmental liability or other environmental claim that the Company believes would likely have a material adverse effect on the Company.
Operating Ground Lease Agreements
Future minimum rental payments under the terms of all non-cancelable operating ground leases under which the Company is the lessee, as of December 31, 2010, are as follows (in thousands):

Year	Amount
2011	$290
2012	294
2013	297
2014	294
2015	291
2016 through 2070	10,285

Total	$11,751

Operating ground lease expense incurred by the Company during the years ended December 31, 2010, 2009 and 2008 amounted to  $434,000,  $460,000 and  $486,000, respectively.
Legal Matters
As noted in previous filings, as a result of the Company’s acquisition of Republic Property Trust in October, 2007 the Company was substituted as a party to certain ongoing litigation (the “Republic Litigation”). The Republic Litigation has been settled, and the settlement has not had, and will not have, a material impact on the Company’s financial position and results of operations for any period.
From time to time, the Company is a party to a variety of legal proceedings, claims and assessments arising in the normal course of business. The Company regularly assesses the liabilities and contingencies in connection with these matters based on the latest available information. For those matters where it is probable that the Company has incurred or will incur a loss and the loss or range of loss can be reasonably estimated, the estimated loss is accrued and charged to income in the Company’s consolidated financial statements. In other cases, because of the uncertainties related to both the probable outcome and amount or range of potential loss, a reasonable estimate of liability, if any, cannot be made. The Company has reviewed the liabilities and contingencies in connection with these matters. As of December 31, 2010, the Company believes that there are no legal proceedings, claims or assessments that are expected to have a material adverse effect on the Company’s business or financial statements.
Other
The Company is obligated to make additional capital contributions to unconsolidated joint ventures of  $4.1 million. The Company has not guaranteed any of the principal balance of the debt of the unconsolidated joint ventures.
The Company has guaranteed the interest payments under its mortgage loan for its unconsolidated joint venture Blythe Valley JV Sarl for a maximum of  $2.1 million.
The Company has letter of credit obligations of  $934,000 related to development requirements. The Company believes that it is remote that there will be a draw upon these letter of credit obligations.
The Company is obligated to pay tenants for allowances for tenant improvements not yet completed for a maximum of  $35.7 million.
The Company maintains cash and cash equivalents at financial institutions. The combined account balances at each institution typically exceed FDIC insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes the risk is not significant.

LIBERTY PROPERTY LIMITED PARTNERSHIP
COMMITMENTS AND CONTINGENCIES
9. COMMITMENTS AND CONTINGENCIES
Environmental Matters
Substantially all of the Properties and land were subject to Phase I Environmental Assessments and when appropriate Phase II Environmental Assessments (collectively, the “Environmental Assessments”) obtained in contemplation of their acquisition by the Company. The Environmental Assessments consisted of, among other activities, a visual inspection of each Property and its neighborhood and a check of pertinent public records. The Environmental Assessments did not reveal, nor is the Company aware of, any non-compliance with environmental laws, environmental liability or other environmental claim that the Company believes would likely have a material adverse effect on the Company.
Operating Ground Lease Agreements
Future minimum rental payments under the terms of all non-cancelable operating ground leases under which the Company is the lessee, as of December 31, 2010, are as follows (in thousands):

Year	Amount
2011	$290
2012	294
2013	297
2014	294
2015	291
2016 through 2070	10,285

Total	$11,751

Operating ground lease expense incurred by the Company during the years ended December 31, 2010, 2009 and 2008 amounted to  $434,000,  $460,000 and  $486,000, respectively.
Legal Matters
As noted in previous filings, as a result of the Company’s acquisition of Republic Property Trust in October, 2007 the Company was substituted as a party to certain ongoing litigation (the “Republic Litigation”). The Republic Litigation has been settled, and the settlement has not had, and will not have, a material impact on the Company’s financial position and results of operations for any period.
From time to time, the Company is a party to a variety of legal proceedings, claims and assessments arising in the normal course of business. The Company regularly assesses the liabilities and contingencies in connection with these matters based on the latest available information. For those matters where it is probable that the Company has incurred or will incur a loss and the loss or range of loss can be reasonably estimated, the estimated loss is accrued and charged to income in the Company’s consolidated financial statements. In other cases, because of the uncertainties related to both the probable outcome and amount or range of potential loss, a reasonable estimate of liability, if any, cannot be made. The Company has reviewed the liabilities and contingencies in connection with these matters. As of December 31, 2010, the Company believes that there are no legal proceedings, claims or assessments that are expected to have a material adverse effect on the Company’s business or financial statements.
Other
The Company is obligated to make additional capital contributions to unconsolidated joint ventures of  $4.1 million. The Company has not guaranteed any of the principal balance of the debt of the unconsolidated joint ventures.
The Company has guaranteed the interest payments under its mortgage loan for its unconsolidated joint venture Blythe Valley JV Sarl for a maximum of  $2.1 million.
The Company has letter of credit obligations of  $934,000 related to development requirements. The Company believes that it is remote that there will be a draw upon these letter of credit obligations.
The Company is obligated to pay tenants for allowances for tenant improvements not yet completed for a maximum of  $35.7 million.
The Company maintains cash and cash equivalents at financial institutions. The combined account balances at each institution typically exceed FDIC insurance coverage and, as a result, there is a concentration of credit risk related to amounts on deposit in excess of FDIC insurance coverage. The Company believes the risk is not significant.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2010
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
12. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
A summary of quarterly results of operations for the years ended December 31, 2010 and 2009 follows. Certain amounts have been reclassified to conform to the current presentation of discontinued operations as of March 31, 2011 (in thousands, except per share amounts).

	Quarter Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	2010	2010	2010	2010	2009	2009	2009	2009

Operating revenue	$176,895	$179,168	$175,028	$178,065	$176,384	$176,111	$172,920	$173,627

Income from continuing operations	33,847	38,251	36,048	30,642	(60,490)	37,402	35,536	29,682

Discontinued operations	2,686	2,755	3,966	5,180	11,684	13,342	7,676	4,160

Net income	36,533	41,006	40,014	35,822	(48,806)	50,744	43,212	33,842

Income per common share – basic (1)	0.27	0.31	0.30	0.26	(0.46)	0.39	0.35	0.28

Income per common share – diluted (1)	0.26	0.30	0.29	0.26	(0.46)	0.39	0.35	0.28

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.

LIBERTY PROPERTY LIMITED PARTNERSHIP
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
10. QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
A summary of quarterly results of operations for the years ended December 31, 2010 and 2009 follows. Certain amounts have been reclassified to conform to the current presentation of discontinued operations as of March 31, 2011 (in thousands, except per unit amounts).

	Quarter Ended
	Dec. 31,	Sept. 30,	June 30,	Mar. 31,	Dec. 31,	Sept. 30,	June 30,	Mar. 31,
	2010	2010	2010	2010	2009	2009	2009	2009

Operating revenue	$176,895	$179,168	$175,028	$178,065	$176,384	$176,111	$172,920	$173,627

Income from continuing operations	33,847	38,251	36,048	30,642	(60,490)	37,402	35,536	29,682

Discontinued operations	2,686	2,755	3,966	5,180	11,684	13,342	7,676	4,160

Income available to common unitholders	36,533	41,006	40,014	35,822	(48,806)	50,744	43,212	33,842

Income per common unit — basic (1)	0.27	0.31	0.30	0.26	(0.46)	0.39	0.35	0.28

Income per common unit — diluted (1)	0.26	0.30	0.29	0.26	(0.46)	0.39	0.35	0.28

(1)	The sum of quarterly financial data may vary from the annual data due to rounding.

Segment Information	12 Months Ended
Dec. 31, 2010
SEGMENT INFORMATION
13. SEGMENT INFORMATION
The Company operates its portfolio of properties primarily throughout the Mid-Atlantic, Southeastern, Midwestern and Southwestern United States. Additionally, the Company owns certain assets in the United Kingdom. The Company reviews the performance of the portfolio on a geographical basis. During the three months ended March 31, 2011, the Company realigned the reportable segments due to changes in internal reporting responsibilities. As such, the following are considered the Company’s reportable segments:

Regions	Markets
Northeast	Southeastern PA; Lehigh/Central PA; New Jersey; Maryland
Central	Minnesota; Milwaukee; Chicago; Texas; Arizona
South	Richmond; Virginia Beach; Carolinas; Jacksonville; Orlando; Boca Raton; Tampa
Metro	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
The following lists the Company’s reportable segments as characterized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010:

Regions
(Before 2011 Changes)	Markets (Before 2011 Changes)
Northeast	Southeastern PA; Lehigh/Central PA; New Jersey
Midwest	Minnesota; Milwaukee; Chicago
Mid-Atlantic	Maryland; Carolinas; Richmond; Virginia Beach
South	Jacksonville; Orlando; Boca Raton; Tampa; Texas; Arizona
Philadelphia/D.C.	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
As required by FASB ASC 280, “Segment Reporting,” consolidated financial statements issued by the Company in the future will reflect modifications to the Company’s reportable segments resulting from the change described above, including reclassification of all comparative prior period reportable segment information.
The Company evaluates performance of the reportable segments based on property level operating income, which is calculated as rental revenue and operating expense reimbursement less rental property expenses and real estate taxes. The accounting policies of the reportable segments are the same as those for the Company on a consolidated basis.
The operating information by reportable segment is as follows, with restated amounts that reflect discontinued operations as of March 31, 2011 (in thousands):
YEAR ENDED DECEMBER 31, 2010

	Northeast
	Southeastern	Lehigh/	Northeast -				United
	PA	Central PA	Other	Central	South	Metro	Kingdom	Total
Operating revenue	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156
Rental property expenses and real estate taxes	59,476	18,852	27,850	43,148	68,764	7,063	932	226,085

Property level operating income	$121,572	$64,807	$45,448	$79,827	$146,590	$21,548	$3,279	483,071

Interest and other income								9,992
Interest expense								(143,144)
General and administrative								(52,794)
Depreciation and amortization								(163,135)

Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges								133,990
Gain on property dispositions								4,616
Income taxes								(1,736)
Equity in earnings of unconsolidated joint ventures								2,296
Impairment charges – investment in unconsolidated joint ventures and other								(378)
Discontinued operations								14,587

Net income								$153,375

YEAR ENDED DECEMBER 31, 2009

	Northeast
	Southeastern	Lehigh/	Northeast -				United
	PA	Central PA	Other	Central	South	Metro	Kingdom	Total
Operating revenue	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042
Rental property expenses and real estate taxes	58,979	19,088	25,865	43,674	66,360	5,213	935	220,114

Property level operating income	$124,078	$59,520	$45,784	$82,330	$146,900	$16,848	$3,468	478,928

Interest and other income								11,420
Debt extinguishment gain								1,547

Interest expense								(142,745)
General and administrative								(51,241)
Depreciation and amortization								(160,877)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures and impairment charges								137,032
Gain on property dispositions								1,687
Income taxes								(494)
Equity in earnings of unconsolidated joint ventures								2,161
Impairment charges – investment in unconsolidated joint ventures and other								(82,552)
– goodwill								(15,700)
Discontinued operations								36,858

Net income								$78,992

YEAR ENDED DECEMBER 31, 2008

	Northeast
	Southeastern	Lehigh/	Northeast -				United
	PA	Central PA	Other	Central	South	Metro	Kingdom	Total
Operating revenue	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837
Rental property expenses and real estate taxes	56,810	17,685	26,516	40,644	66,505	7,791	1,044	216,995

Property level operating income	$118,552	$56,163	$49,037	$76,395	$142,766	$21,634	$3,295	467,842

Interest and other income								13,331
Debt extinguishment gain								2,521
Interest expense								(145,711)
General and administrative								(54,541)
Depreciation and amortization								(159,355)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures								124,087
Gain on property dispositions								10,572
Income taxes								(1,645)
Equity in earnings of unconsolidated joint ventures								2,805
Discontinued operations								44,287

Net income								$180,106

REAL ESTATE RELATED REVENUES BY TYPE

	Northeast
Year ended	Southeastern	Lehigh/	Northeast -				united
December 31, 2010	PA	Central PA	Other	Central	South	Metro	kingdom	total
Industrial	$30,177	$81,666	$20,855	$54,931	$90,754	$7,588	$1,263	$287,234
Office	150,871	1,993	52,443	68,044	124,600	21,023	2,948	421,922

Total	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156

	Northeast
Year ended	Southeastern	Lehigh/	Northeast -				united
December 31, 2009	PA	Central PA	Other	Central	South	Metro	kingdom	total
Industrial	$31,285	$76,209	$20,937	$60,130	$89,689	$3,472	$1,294	$283,016
Office	151,772	2,399	50,712	65,874	123,571	18,589	3,109	416,026

Total	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042

	Northeast
Year ended	Southeastern	Lehigh/	Northeast -				united
December 31, 2008	PA	Central PA	Other	Central	South	Metro	kingdom	total
Industrial	$32,164	$71,246	$20,249	$55,668	$90,671	$2,232	$1,486	$273,716
Office	143,198	2,602	55,304	61,371	118,600	27,193	2,853	411,121

Total	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837

ROLLFORWARD OF OPERATING REAL ESTATE ASSETS BY REPORTABLE SEGMENT

	Northeast						United
	Southeastern	Lehigh/	Northeast -				Kingdom
	PA	Central PA	Other	Central	South	Metro	(1)	Total
January 1, 2010	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	$5,132,238
Additions	15,941	26,367	11,889	29,129	92,114	22,722	(1,482)	196,680
Dispositions	(11,324)	(3,487)	(6,800)	(2,923)	(18,704)	(221)	—	(43,459)

December 31, 2010	$1,084,407	$831,656	$482,717	$981,343	$1,695,166	$169,151	$41,019	5,285,459

Accumulated depreciation								(1,090,685)
Land held for development								209,253
Other assets								658,806

Total assets at December 31, 2010								$5,062,833

	Northeast						United
	Southeastern	Lehigh/	Northeast -				Kingdom
	PA	Central PA	Other	Central	South	Metro	(1)	Total
January 1, 2009	$1,072,652	$714,514	$481,296	$924,602	$1,535,264	$110,380	$38,413	$4,877,121
Additions	10,473	94,512	19,196	40,521	104,109	36,299	4,088	309,198
Dispositions	(3,335)	(250)	(22,864)	(9,986)	(17,617)	(29)	—	(54,081)

December 31, 2009	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	5,132,238

Accumulated depreciation								(970,935)
Development in progress								66,714
Land held for development								218,633
Assets held for sale								5,564
Other assets								776,729

Total assets at December 31, 2009								$5,228,943

(1)	United Kingdom additions are impacted by foreign currency translation gain or loss.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SEGMENT INFORMATION
11. SEGMENT INFORMATION
The Company operates its portfolio of properties primarily throughout the Mid-Atlantic, Southeastern, Midwestern and Southwestern United States. Additionally, the Company owns certain assets in the United Kingdom. The Company reviews the performance of the portfolio on a geographical basis. During the three months ended March 31, 2011, the Company realigned the reportable segments due to changes in internal reporting responsibilities. As such, the following are considered the Company’s reportable segments:

Regions	Markets

Northeast	Southeastern PA; Lehigh/Central PA; New Jersey; Maryland
Central	Minnesota; Milwaukee; Chicago; Texas; Arizona
South	Richmond; Virginia Beach; Carolinas; Jacksonville; Orlando; Boca Raton; Tampa
Metro	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
The following lists the Company’s reportable segments as characterized in the Company’s Annual Report on Form 10-K for the year ended December 31, 2010:

Regions
(Before 2011 Changes)	Markets (Before 2011 Changes)

Northeast	Southeastern PA; Lehigh/Central PA; New Jersey
Midwest	Minnesota; Milwaukee; Chicago
Mid-Atlantic	Maryland; Carolinas; Richmond; Virginia Beach
South	Jacksonville; Orlando; Boca Raton; Tampa; Texas; Arizona
Philadelphia/D.C.	Philadelphia; Northern Virginia/Washington, D.C.
United Kingdom	County of Kent; West Midlands
As required by FASB ASC 280, “Segment Reporting,” consolidated financial statements issued by the Company in the future will reflect modifications to the Company’s reportable segments resulting from the change described above, including reclassification of all comparative prior period reportable segment information.
The Company evaluates performance of the reportable segments based on property level operating income, which is calculated as rental revenue and operating expense reimbursement less rental property expenses and real estate taxes. The accounting policies of the reportable segments are the same as those for the Company on a consolidated basis.
The operating information by reportable segment is as follows, with restated amounts that reflect discontinued operations as of March 31, 2011 (in thousands):
YEAR ENDED DECEMBER 31, 2010

	Northeast
	Southeastern	Lehigh/	Northeast				United
	PA	Central PA	- Other	Central	South	Metro	Kingdom	Total
Operating revenue	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156
Rental property expenses and real estate taxes	59,476	18,852	27,850	43,148	68,764	7,063	932	226,085

Property level operating income	$121,572	$64,807	$45,448	$79,827	$146,590	$21,548	$3,279	483,071

Interest and other income								9,992
Interest expense								(143,144)
General and administrative								(52,794)
Depreciation and amortization								(163,135)

Income before property dispositions, income taxes, equity in earnings of unconsolidated joint ventures and impairment charges								133,990
Gain on property dispositions								4,616
Income taxes								(1,736)
Equity in earnings of unconsolidated joint ventures								2,296
Impairment charges — investment in unconsolidated joint ventures and other								(378)
Discontinued operations								14,587

Net income								$153,375

YEAR ENDED DECEMBER 31, 2009

	Northeast
	Southeastern	Lehigh/	Northeast				United
	PA	Central PA	- Other	Central	South	Metro	Kingdom	Total
Operating revenue	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042
Rental property expenses and real estate taxes	58,979	19,088	25,865	43,674	66,360	5,213	935	220,114

Property level operating income	$124,078	$59,520	$45,784	$82,330	$146,900	$16,848	$3,468	478,928

Interest and other income								11,420
Debt extinguishment gain								1,547
Interest expense								(142,745)
General and administrative								(51,241)
Depreciation and amortization								(160,877)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures and impairment charges								137,032
Gain on property dispositions								1,687
Income taxes								(494)
Equity in earnings of unconsolidated joint ventures								2,161
Impairment charges — investment in unconsolidated joint ventures and other								(82,552)
— goodwill								(15,700)
Discontinued operations								36,858

Net income								$78,992

	Northeast
	Southeastern	Lehigh/	Northeast				United
	PA	Central PA	- Other	Central	South	Metro	Kingdom	Total
Operating revenue	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837
Rental property expenses and real estate taxes	56,810	17,685	26,516	40,644	66,505	7,791	1,044	216,995

Property level operating income	$118,552	$56,163	$49,037	$76,395	$142,766	$21,634	$3,295	467,842

Interest and other income								13,331
Debt extinguishment gain								2,521
Interest expense								(145,711)
General and administrative								(54,541)
Depreciation and amortization								(159,355)

Income before property dispositions, income taxes and equity in earnings of unconsolidated joint ventures								124,087
Gain on property dispositions								10,572
Income taxes								(1,645)
Equity in earnings of unconsolidated joint ventures								2,805
Discontinued operations								44,287

Net income								$180,106

REAL ESTATE RELATED REVENUES BY TYPE

	Northeast
Year ended	Southeastern	Lehigh/	Northeast				united
December 31, 2010	PA	Central PA	- Other	Central	South	Metro	kingdom	total
Industrial	$30,177	$81,666	$20,855	$54,931	$90,754	$7,588	$1,263	$287,234
Office	150,871	1,993	52,443	68,044	124,600	21,023	2,948	421,922

Total	$181,048	$83,659	$73,298	$122,975	$215,354	$28,611	$4,211	$709,156

	Northeast
Year ended	Southeastern	Lehigh/	Northeast				united
December 31, 2009	PA	Central PA	- Other	Central	South	Metro	kingdom	total
Industrial	$31,285	$76,209	$20,937	$60,130	$89,689	$3,472	$1,294	$283,016
Office	151,772	2,399	50,712	65,874	123,571	18,589	3,109	416,026

Total	$183,057	$78,608	$71,649	$126,004	$213,260	$22,061	$4,403	$699,042

	Northeast
Year ended	Southeastern	Lehigh/	Northeast				united
December 31, 2008	PA	Central PA	- Other	Central	South	Metro	kingdom	total
Industrial	$32,164	$71,246	$20,249	$55,668	$90,671	$2,232	$1,486	$273,716
Office	143,198	2,602	55,304	61,371	118,600	27,193	2,853	411,121

Total	$175,362	$73,848	$75,553	$117,039	$209,271	$29,425	$4,339	$684,837

ROLLFORWARD OF OPERATING REAL ESTATE ASSETS BY REPORTABLE SEGMENT

	Northeast						United
	Southeastern	Lehigh/	Northeast				Kingdom
	PA	Central PA	-Other	Central	South	Metro	(1)	Total

January 1, 2010	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	$5,132,238
Additions	15,941	26,367	11,889	29,129	92,114	22,722	(1,482)	196,680
Dispositions	(11,324)	(3,487)	(6,800)	(2,923)	(18,704)	(221)	—	(43,459)

December 31, 2010	$1,084,407	$831,656	$482,717	$981,343	$1,695,166	$169,151	$41,019	5,285,459

Accumulated depreciation								(1,090,685)
Land held for development								209,253
Other assets								658,806

Total assets at December 31, 2010								$5,062,833

	Northeast						United
	Southeastern	Lehigh/	Northeast				Kingdom
	PA	Central PA	-Other	Central	South	Metro	(1)	Total

January 1, 2009	$1,072,652	$714,514	$481,296	$924,602	$1,535,264	$110,380	$38,413	$4,877,121
Additions	10,473	94,512	19,196	40,521	104,109	36,299	4,088	309,198
Dispositions	(3,335)	(250)	(22,864)	(9,986)	(17,617)	(29)	—	(54,081)

December 31, 2009	$1,079,790	$808,776	$477,628	$955,137	$1,621,756	$146,650	$42,501	5,132,238

Accumulated depreciation								(970,935)
Development in progress								66,714
Land held for development								218,633
Assets held for sale								5,564
Other assets								776,729

Total assets at December 31, 2009								$5,228,943

(1)	United Kingdom additions are impacted by foreign currency translation gain or loss.

Accounting for the Impairment or Disposal of Long-Lived Assets	12 Months Ended
Dec. 31, 2010
ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
14. ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
Discontinued Operations
The operating results and gain/(loss) on disposition of real estate for properties sold and held for sale as of March 31, 2011 are reflected in the consolidated statements of operations as discontinued operations. Prior year financial statements have been adjusted for discontinued operations. The proceeds from dispositions of operating properties with no continuing involvement were  $29.0 million,  $165.6 million and  $80.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.
Below is a summary of the results of operations of the properties disposed of through the respective disposition dates (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues	$41,004	$60,789	$77,155
Operating expenses	(15,850)	(20,372)	(27,325)
Interest expense	(6,560)	(9,019)	(12,167)
Depreciation and amortization	(10,864)	(12,399)	(16,895)

Income before property dispositions and impairment charges	$7,730	$18,999	$20,768

Included in the discontinued operations above are 32 properties totaling 1.4 million square feet with a net book value of  $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of  $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of  $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of  $21.5 million in the Company’s Central reportable segment that were sold and held for sale during the three months ended March 31, 2011.
Interest expense is allocated to discontinued operations. The allocation of interest expense to discontinued operations was based on the ratio of net assets sold (without continuing involvement) to the sum of total net assets plus consolidated debt.
Asset Impairment
During the years ended December 31, 2010, 2009 and 2008, the Company recognized impairment losses of  $957,000,  $9.5 million (Excludes  $94.5 million impairment charges recognized in 2009 related to investments in unconsolidated joint ventures and goodwill. See Note 2.) and  $3.1 million, respectively. The impairment losses are for operating properties or land parcels and were in the reportable segments and for the amounts as indicated below (amounts in thousands):

	Year Ended December 31,
Reportable Segment	2010		2009	2008
Southeastern PA	$(52	)(1)	$—	$957
Lehigh/Central PA	—		113	—
Northeast — Other	—		1,138	—
Central	511		837	1,490
South	121		4,284	629
Metro	377		3,137	—

Total	$957		$9,509	$3,076

(1)	Represents recovery of estimated sales costs on properties sold.
Impairment losses of  $327,000 were recognized in the fourth quarter of 2010.
For the year ended December 31, 2010,  $579,000 in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and  $378,000 in impairments were included in the caption impairment charges – investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2009,  $5.8 million in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and  $3.7 million in impairment was included in the caption impairment charges – investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2008,  $3.1 million in impairment related to properties sold was included in the caption discontinued operations in the Company’s statement of operations. The Company determined these impairments through a comparison of the aggregate future cash flows (including quoted offer prices) to be generated by the properties to the carrying value of the properties. The Company has evaluated each of the properties and land held for development and has determined that there are no additional valuation adjustments necessary at December 31, 2010.

LIBERTY PROPERTY LIMITED PARTNERSHIP
ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
12. ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS
Discontinued Operations
The operating results and gain/(loss) on disposition of real estate for properties sold and held for sale as of March 31, 2011 are reflected in the consolidated statements of operations as discontinued operations. Prior year financial statements have been adjusted for discontinued operations. The proceeds from dispositions of operating properties with no continuing involvement were  $29.0 million,  $165.6 million and  $80.0 million for the years ended December 31, 2010, 2009 and 2008, respectively.
Below is a summary of the results of operations of the properties disposed of through the respective disposition dates (in thousands):

	Year Ended December 31,
	2010	2009	2008
Revenues	$41,004	$60,789	$77,155
Operating expenses	(15,850)	(20,372)	(27,325)
Interest expense	(6,560)	(9,019)	(12,167)
Depreciation and amortization	(10,864)	(12,399)	(16,895)

Income before property dispositions and impairment charges	$7,730	$18,999	$20,768

Included in the discontinued operations above are 32 properties totaling 1.4 million square feet with a net book value of  $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of  $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of  $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of  $21.5 million in the Company’s Central reportable segment that were sold and held for sale during the three months ended March 31, 2011.
Interest expense is allocated to discontinued operations. The allocation of interest expense to discontinued operations was based on the ratio of net assets sold (without continuing involvement) to the sum of total net assets plus consolidated debt.
Asset Impairment
During the years ended December 31, 2010, 2009 and 2008, the Company recognized impairment losses of  $957,000,  $9.5 million (Excludes  $94.5 million impairment charges recognized in 2009 related to investments in unconsolidated joint ventures and goodwill. See Note 2.) and  $3.1 million, respectively. The impairment losses are for operating properties or land parcels and were in the reportable segments and for the amounts as indicated below (amounts in thousands):

Reportable	Year Ended December 31,
Segment	2010		2009	2008
Southeastern PA	$(52	)(1)	$—	$957
Lehigh/Central PA	—		113	—
Northeast — Other	—		1,138	—
Central	511		837	1,490
South	121		4,284	629
Metro	377		3,137	—

Total	$957		$9,509	$3,076

(1)	Represents recovery of estimated sales costs on properties sold.
Impairment losses of  $327,000 were recognized in the fourth quarter of 2010.
For the year ended December 31, 2010,  $579,000 in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and  $378,000 in impairments were included in the caption impairment charges — investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2009,  $5.8 million in impairments related to properties sold were included in the caption discontinued operations in the Company’s consolidated statement of operations and  $3.7 million in impairment was included in the caption impairment charges — investment in unconsolidated joint ventures and other in the Company’s consolidated statement of operations. For the year ended December 31, 2008,  $3.1 million in impairment related to properties sold was included in the caption discontinued operations in the Company’s statement of operations. The Company determined these impairments through a comparison of the aggregate future cash flows (including quoted offer prices) to be generated by the properties to the carrying value of the properties. The Company has evaluated each of the properties and land held for development and has determined that there are no additional valuation adjustments necessary at December 31, 2010.

Supplemental Disclosure to Statements of Cash Flows	12 Months Ended
Dec. 31, 2010
SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
15. SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
The following are supplemental disclosures to the consolidated statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	2010	2009	2008
Write-off of fully depreciated property and deferred costs	$48,373	$76,714	$31,421
Assumption of mortgage loans	2,833	—	—
Increase in investment in unconsolidated joint ventures	—	—	(35,172)
Disposition of properties/development in progress	—	—	173,624
Disposition of deferred financing and leasing costs	—	—	12,526
Decrease in accounts receivable	—	—	7,854
Decrease in deferred rent receivable	—	—	6,580
Decrease in prepaid and other assets	—	—	38,486
Decrease in credit facility	—	—	(152,960)
Decrease in other liabilities	—	—	(50,938)

LIBERTY PROPERTY LIMITED PARTNERSHIP
SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
13. SUPPLEMENTAL DISCLOSURE TO STATEMENTS OF CASH FLOWS
The following are supplemental disclosures to the statements of cash flows for the years ended December 31, 2010, 2009 and 2008 (amounts in thousands):

	2010	2009	2008
Write-off of fully depreciated property and deferred costs	$48,373	$76,714	$31,421
Assumption of mortgage loans	2,833	—	—
Increase in investment in unconsolidated joint ventures	—	—	(35,172)
Disposition of properties/development in progress	—	—	173,624
Disposition of deferred financing and leasing costs	—	—	12,526
Decrease in accounts receivable	—	—	7,854
Decrease in deferred rent receivable	—	—	6,580
Decrease in prepaid and other assets	—	—	38,486
Decrease in credit facility	—	—	(152,960)
Decrease in other liabilities	—	—	(50,938)

Subsequent Events	12 Months Ended
Dec. 31, 2010
SUBSEQUENT EVENTS
16. SUBSEQUENT EVENTS
Subsequent to December 31, 2010, the Company started the development, on a speculative basis, of two industrial-flex buildings and it signed leases (one of which is subject to certain approvals) committing it to the development of two 100% leased office buildings. The industrial-flex buildings are expected to contain a total of 103,000 square feet of leasable space and represent an anticipated investment of  $15 million. The office buildings are expected to contain a total of 360,000 square feet of leasable space and represent an anticipated investment of  $130 million.
In March 2011, the Company repaid  $246.5 million of 7.25% Senior Notes due in March 2011.
In May 2011, the Company sold 32 properties totaling 1.4 million square feet in the Company’s Lehigh/Central PA reportable segment and 14 properties totaling 919,000 square feet in the Company’s South reportable segment.

LIBERTY PROPERTY LIMITED PARTNERSHIP
SUBSEQUENT EVENTS
14. SUBSEQUENT EVENTS
Subsequent to December 31, 2010, the Company started the development, on a speculative basis, of two industrial-flex buildings and it signed leases (one of which is subject to certain approvals) committing it to the development of two 100% leased office buildings. The industrial-flex buildings are expected to contain a total of 103,000 square feet of leasable space and represent an anticipated investment of  $15 million. The office buildings are expected to contain a total of 360,000 square feet of leasable space and represent an anticipated investment of  $130 million.
In March 2011, the Company repaid  $246.5 million of 7.25% Senior Notes due in March 2011.
In May 2011, the Company sold 32 properties totaling 1.4 million square feet in the Company’s Lehigh/Central PA reportable segment and 14 properties totaling 919,000 square feet in the Company’s South reportable segment.

Adjustments To Previously Filed Financial Statements	12 Months Ended
Dec. 31, 2010
ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
17. ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
In June 2011, the accompanying financial statements were updated to reflect for all periods presented the results of operations of 32 properties totaling 1.4 million square feet with a net book value of  $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of  $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of  $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of  $21.5 million in the Company’s Central reportable segment that were sold during the three months ended March 31, 2011 or were considered held for sale as of that date.
These adjustments impacted the consolidated statements of operations, the income per common share disclosures in Note 2, the quarterly results of operations in Note 12 (unaudited), the segment disclosures in Note 13, and the discontinued operations disclosures in Note 14.
The impact of these changes was to decrease income from continuing operations and increase income from discontinued operations by  $6.6 million,  $10.7 million and  $11.5 million for the years ended December 31, 2010, 2009 and 2008, respectively, compared to the previously filed financial statements.
Also in June 2011, the accompanying financial statements were updated to reflect the Company’s realignment of its reportable segments due to changes in internal reporting responsibilities during the three months ended March 31, 2011. These changes impacted the description of sold real estate in note 3, the segment disclosures in Note 13, and the discontinued operations and asset impairment disclosures in Note 14.
In addition to these changes, Note 16 has also been updated for subsequent events not previously reported.

LIBERTY PROPERTY LIMITED PARTNERSHIP
ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
15. ADJUSTMENTS TO PREVIOUSLY FILED FINANCIAL STATEMENTS
In June 2011, the accompanying financial statements were updated to reflect for all periods presented the results of operations of 32 properties totaling 1.4 million square feet with a net book value of  $72.8 million in the Company’s Lehigh/Central PA reportable segment, 14 properties totaling 919,000 square feet with a net book value of  $90.1 million in the Company’s South reportable segment, two properties totaling 92,000 square feet with a net book value of  $6.2 million in the Company’s Northeast — Other reportable segment, and one property totaling 552,000 square feet with a net book value of  $21.5 million in the Company’s Central reportable segment that were sold during the three months ended March 31, 2011 or were considered held for sale as of that date.
These adjustments impacted the consolidated statements of operations, the income per common share disclosures in Note 2, the quarterly results of operations in Note 10 (unaudited), the segment disclosures in Note 11, and the discontinued operations disclosures in Note 12.
The impact of these changes was to decrease income from continuing operations and increase income from discontinued operations by  $6.6 million,  $10.7 million and  $11.5 million for the years ended December 31, 2010, 2009 and 2008, respectively, compared to the previously filed financial statements.
Also in June 2011, the accompanying financial statements were updated to reflect the Company’s realignment of its reportable segments due to changes in internal reporting responsibilities during the three months ended March 31, 2011. These changes impacted the description of sold real estate in note 3, the segment disclosures in Note 11, and the discontinued operations and asset impairment disclosures in Note 12.
In addition to these changes, Note 14 has also been updated for subsequent events not previously reported.

Liberty Property Trust Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
LIBERTY PROPERTY TRUST REAL ESTATE AND ACCUMULATED
SCHEDULE III
LIBERTY PROPERTY TRUST
REAL ESTATE AND ACCUMULATED DEPRECIATION
(In thousands)
A summary of activity for real estate and accumulated depreciation is as follows:

	Year Ended December 31,
	2010	2009	2008
REAL ESTATE:
Balance at beginning of year	$5,417,585	$5,332,122	$5,584,173
Additions	123,693	155,797	311,442
Disposition of property	(46,566)	(70,334)	(563,493)

Balance at end of year	$5,494,712	$5,417,585	$5,332,122

ACCUMULATED DEPRECIATION:
Balance at beginning of year	$970,935	$852,425	$744,691
Depreciation expense	147,299	144,548	147,243
Disposition of property	(27,549)	(26,038)	(39,509)

Balance at end of year	$1,090,685	$970,935	$852,425

SCHEDULE III

LIBERTY PROPERTY LIMITED PARTNERSHIP
LIBERTY PROPERTY TRUST REAL ESTATE AND ACCUMULATED
LIBERTY PROPERTY LIMITED PARTNERSHIP
REAL ESTATE AND ACCUMULATED DEPRECIATION
(In thousands)
A summary of activity for real estate and accumulated depreciation is as follows:

	Year Ended December 31,
	2010	2009	2008
REAL ESTATE:
Balance at beginning of year	$5,417,585	$5,332,122	$5,584,173
Additions	123,693	155,797	311,442
Disposition of property	(46,566)	(70,334)	(563,493)

Balance at end of year	$5,494,712	$5,417,585	$5,332,122

ACCUMULATED DEPRECIATION:
Balance at beginning of year	$970,935	$852,425	$744,691
Depreciation expense	147,299	144,548	147,243
Disposition of property	(27,549)	(26,038)	(39,509)

Balance at end of year	$1,090,685	$970,935	$852,425